As filed with the Securities and Exchange Commission on February 25, 2005

                                                Securities Act File No. 33-17604
                                       Investment Company Act File No. 811-05347

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                        --------


                  Pre-Effective Amendment No.
                                                     ---------         ---------
                  Post-Effective Amendment No.            28                X
                                                     ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                       ---------

                  Amendment No.                           29                X
                                                     ---------         ---------


                           THE TREASURER'S FUND, INC.
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)
                          c/o Gabelli Fixed Income LLC

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code 1-800-877-3863

                                 Ronald S. Eaker
                            Gabelli Fixed Income LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                            ------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:

       James E. McKee, Esq.              Michael R. Rosella, Esq.
       The Treasurer's Fund, Inc.        Paul, Hastings, Janofsky and Walker LLP
       One Corporate Center              75 East 55th Street, 5th Floor
       Rye, New York 10580-1422          New York, New York 10022


It is proposed that this filing will become effective (check appropriate box):


                           immediately upon filing pursuant to paragraph (b); or
         ---------
              X            on February 25, 2005  pursuant to paragraph (b); or
         ---------
                           60 days after filing pursuant to paragraph (a)(1); or
         ---------
                           on [____] pursuant to paragraph (a)(1); or
         ---------
                           75 days after filing pursuant to paragraph (a)(2); or
         ---------
                           on [____] pursuant to paragraph (a)(2) of Rule 485.
         ---------


If appropriate, check the following box:

         ---------         This post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

                           THE TREASURER'S FUND, INC.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              (Current yield information may be obtained by calling
                          800-GABELLI after 6:00 p.m.)


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                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
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                                TABLE OF CONTENTS


INTRODUCTION ...................................      2

INVESTMENT AND PERFORMANCE SUMMARY .............    2-6

ADDITIONAL INVESTMENT AND
         RISK INFORMATION ......................    6-8

MANAGEMENT OF THE PORTFOLIOS ...................    8-9

         Purchase of Shares ....................   9-11

         Redemption of Shares ..................  11-13

         Exchange of Shares ....................  13-14

         Pricing of Portfolio Shares ...........     14

         Dividends and Distributions ...........     14

         Tax Information .......................     14

         Mailings to Shareholders ..............     15

FINANCIAL HIGHLIGHTS ...........................  16-17


       THE
       TREASURER'S
       FUND,
       INC.

       U.S. TREASURY MONEY MARKET PORTFOLIO
         o    U.S. TREASURY
              MONEY MARKET CLASS
       DOMESTIC PRIME MONEY MARKET PORTFOLIO
         o    DOMESTIC PRIME
              MONEY MARKET CLASS
       TAX EXEMPT MONEY MARKET PORTFOLIO
         o    TAX EXEMPT
              MONEY MARKET CLASS



      PROSPECTUS
      FEBRUARY 25, 2005



      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                  INTRODUCTION


The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, three of which are described in this Prospectus. This Prospectus relates only to the following portfolios of the Fund (each a "Portfolio," collectively the "Portfolios") and the respective class of each Portfolio.


o U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")
         o U.S. Treasury Money Market Class

o Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")
         o Domestic Prime Money Market Class

o Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")
         o Tax Exempt Money Market Class

The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objectives are fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Cash Management Class") which have differing expenses.

                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less, and in repurchase agreements that are collateralized by U.S. Treasury obligations.

PRINCIPAL RISKS:

The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

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2

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YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.

PRINCIPAL RISKS:

The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

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                                                                               3

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                        TAX EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:

The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.

PRINCIPAL RISKS:

The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:

The bar charts and tables that follow provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. Performance figures reflect the historical performance of each Portfolio's Money Market Class shares from January 1, 1995 through December 31, 2004. For current yield information on the Portfolios, call 800-GABELLI (800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday.


As with any mutual fund, the Portfolios' past performance does not predict how the Portfolios will perform in the future. Both the charts and the tables assume the reinvestment of dividends and distributions.


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4

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                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31





U.S. TREASURY PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.42%
  Worst Quarter:    3rd     2003    0.08%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   5.35
                                  1996   4.78
                                  1997   4.96
                                  1998   4.93
                                  1999   4.41
                                  2000   5.45
                                  2001   3.39
                                  2002   1.06
                                  2003   0.44
                                  2004   0.65



DOMESTIC PRIME PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.50%
  Worst Quarter:    4th     2003    0.12%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   5.59
                                  1996   5.00
                                  1997   5.17
                                  1998   5.07
                                  1999   4.72
                                  2000   5.85
                                  2001   3.59
                                  2002   1.28
                                  2003   0.61
                                  2004   0.80


TAX EXEMPT PORTFOLIO
------------------------------------------
  Best Quarter:     2nd     2000    0.92%
  Worst Quarter:    3rd     2003    0.07%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995   3.44
                                  1996   2.98
                                  1997   3.18
                                  1998   3.00
                                  1999   2.81
                                  2000   3.57
                                  2001   2.23
                                  2002   0.87
                                  2003   0.45
                                  2004   0.61

         AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2004)         PAST ONE YEAR     PAST FIVE YEARS     PAST TEN YEARS
    ----------------------------------------          -------------     ---------------     --------------
   U.S. Treasury Money Market Portfolio .............       0.65%             2.18%               3.52%
   Domestic Prime Money Market Portfolio ............       0.80%             2.40%               3.75%
   Tax Exempt Money Market Portfolio ................       0.61%             1.54%               2.30%


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                                                                               5

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FEES AND EXPENSES OF THE PORTFOLIOS:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.


                                                                    U.S.            DOMESTIC             TAX
                                                                 TREASURY             PRIME             EXEMPT
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                 ---------          ---------          ---------
SHAREHOLDER FEES:
     (fees paid directly from your investment*) ................     None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees ................................................     0.30%             0.30%              0.30%
Distribution (12b-1) Expenses ..................................     None              None                None
Other Expenses** ...............................................     0.64%             0.54%              0.50%
                                                                     ----              ----               ----
Total Annual Portfolio Operating Expenses ......................     0.94%             0.84%              0.80%
     Expense Reimbursement .....................................    (0.29%)           (0.24%)            (0.20%)
                                                                     ----              ----               ----
Net Annual Portfolio Operating Expenses ........................     0.65%             0.60%              0.60%
                                                                     ====              ====               ====

-------------------
     * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.
     ** Other expenses include custodian, transfer agency and administrative fees incurred during the last fiscal year as well as additional fees for enhanced transfer agency services to be provided by participating organizations in the current fiscal year. The Advisor is contractually obligated to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of U.S. Treasury Portfolio. This arrangement is in effect through the Portfolios' fiscal year ending October 31, 2005, and will automatically renew for successive one-year periods thereafter unless terminated by the Fund or the Advisor upon 60 days' notice to the other party.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                        1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                        ------        -------        -------        -------
U.S. TREASURY PORTFOLIO                                  $66            $271           $492          $1,128
DOMESTIC PRIME PORTFOLIO                                 $61            $244           $442          $1,015
TAX EXEMPT PORTFOLIO                                     $61            $235           $425           $971


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
                             U.S. TREASURY PORTFOLIO


Under normal market conditions, the Portfolio invests at least 80% of its net assets (which includes for the purposes of this test, the amount of any borrowings for investment purposes), in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any change in the Portfolio's 80% investment policy.


Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.

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6

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Some  states  require  that,  in  order  for  the  tax-exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax-exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.


                            DOMESTIC PRIME PORTFOLIO

The Portfolio will invest primarily in U.S. government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

                              TAX EXEMPT PORTFOLIO


As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets, (which includes for the purpose of this test, the amount of any borrowings for investment purposes) in tax exempt obligations. The Portfolio intends to typically invest all of its assets in tax-exempt obligations, however, it reserves the right to invest up to 20% of its net assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax- exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.

The Portfolio will only purchase high quality tax-exempt money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation.


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
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Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:


o taxable obligations
o municipal obligations that the IRS has successfully asserted are not tax-exempt obligations


Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolios' Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS


THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.


As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2004, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.


The Advisor contractually has agreed to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense reimbursement arrangement will continue until at least October 31, 2005, and is renewable annually.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005, will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangement described above.


THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, N.Y. 10580-1422. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in

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8

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case  certain  expenses of the  Portfolios  might be  considered  to  constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

The Fund may enter into agreements with entities to provide transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations") through which they are compensated by the Fund for providing enhanced transfer agency services. Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

       o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                   BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.                THE TREASURER'S FUND, INC.
            P.O. BOX 8308                             C/O BFDS
            BOSTON, MA 02266-8308                     66 BROOKS DRIVE
                                                      BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

       o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                             STATE STREET BANK AND TRUST COMPANY
                             ABA #011-0000-28
                             RE: THE TREASURER'S FUND, INC.
                             REF DDA #99046187
                             RE: NAME OF PORTFOLIO
                             ACCOUNT #__________
                             ACCOUNT OF [REGISTERED OWNERS]
                             225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.

--------------------------------------------------------------------------------

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       o    PARTICIPATING  ORGANIZATIONS.  You may  purchase  shares  through  a
            Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments from retirement plans.


AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity

THIRD PARTY ARRANGEMENTS. The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all brokers, dealers or financial intermediaries for shareholder services, as an incentive to sell shares of the Portfolios and/or to promote retention of their customers' assets in the Portfolios. These payments, sometimes referred to as "revenue sharing," do not change the price paid by the investors to purchase the Portfolio's shares or the amount the Portfolios receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Portfolios or to shareholders in the Portfolios, including (without limitation)


--------------------------------------------------------------------------------
10

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shareholder  servicing,   transaction   processing,   sub-accounting   services,
marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Portfolio on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Portfolio shareholders. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.

The Distributor negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm. Currently, such payments amount to 0.10% per year of the average daily net assets of the applicable Portfolio attributable to the particular firm depending on the nature and level of services and other factors.

The Distributor may also make other payments to dealer firms in the form of non-cash compensation such as the payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Distributor's discretion. In certain cases these other payments could be significant to the dealer firms.


                              REDEMPTION OF SHARES

You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.

The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.

o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

o BY TELEPHONE. Unless you have requested that telephone redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the
     United States). IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone transactions and instead you would be responsible. You may request that proceeds from telephone redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone redemptions.

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                                                                              11

--------------------------------------------------------------------------------

        1. TELEPHONE REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.
        2. TELEPHONE REDEMPTION BY WIRE. The Fund accepts telephone requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone request, you must call the Fund by noon (Eastern Time).

o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request from the Participating Organization.

o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared,
     (2) the check would close out your account, (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Gabelli family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and, except with respect to the Portfolios offered in this Prospectus described below, maintains procedures reasonably designed to detect and deter such frequent trading. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of the mutual fund's portfolio securities and the reflection of that change in the fund's share price. There is no guarantee that policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Some investors may seek to take advantage of a short-term disparity between a Portfolio's yield and current market yields, which could have the effect of reducing the Portfolio's yield. In addition, frequent purchases and redemptions of the Portfolio's shares will increase the Fund's transaction costs such as market spreads and custodial fees, and may interfere with the efficient management of the Portfolio by the Advisor. Most transaction costs are not included in the Portfolios' annual operating expenses shown in the Portfolio's fee table in this Prospectus but do detract from the portfolio's performance.


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12

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Money market funds are often used by investors for  short-term  investments,  in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Directors of the Fund has determined not to impose redemption fees or adopt other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of Portfolios' fund shares. Money market funds such as the Portfolios, are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nevertheless, as indicated in this Prospectus, the Portfolios reserve the right to reject any purchase or exchange order for their shares for any reason and thus may exercise such right in the event they determine that a purchase or exchange order is disruptive to the Portfolios' management or otherwise. The Portfolios' procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Portfolios exercising their right to reject purchase or exchange orders they determine in their discretion to be disruptive. The Portfolios may change their policies relating to frequent trading at any time without prior notice to shareholders.

The Boards of the various Gabelli non-money market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in those mutual funds and that may apply to exchanges from or into the Portfolios. In order to discourage frequent short-term trading in Fund Shares, the Boards of the various Gabelli non-money market mutual funds have adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of purchase. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.


                               EXCHANGE OF SHARES


You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. Exchanges from one Porfolio into another Portfolio must be for the same class of shares. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).

In effecting an exchange:

     o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.
     o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.
     o you may realize a taxable gain or loss.
     o you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.
     o you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares by telephone, by mail or through a Participating Organization.

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                                                                              13

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     o EXCHANGES BY TELEPHONE.  You may give exchange  instructions by telephone by calling 800-GABELLI (800-422-3554).

     o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES

The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Portfolio is determined at noon (Eastern time), and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However, on certain days that the NYSE is closed, each Portfolio, at the direction of the Advisor, may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.


                                 TAX INFORMATION

The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term capital gains, if any, as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. Shareholder.


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14

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With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government
obligations   may  be  exempt  from  state  and  local  taxes.   Dividends   and
distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances, including if you do not provide us with your taxpayer identification number.


This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years for the Money Market Class of each of the Portfolios. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements and related notes, is included in the annual report, which is available upon request.



--------------------------------------------------------------------------------

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                   OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------    -------------------------------------
                   Net                     Net                                                                Net
                 Asset                Realized and                                 Net                       Asset
                 Value,       Net      Unrealized     Total from      Net       Realized                     Value,
Period Ended   Beginning   Investment  Gain (Loss)  on Investment  Investment    Gain on       Total         End of      Total
 October 31,   of Period     Income    Investments    Operations     Income    Investments  Distributions    Period     Return+
 -----------   ---------    -------    -----------    ----------    --------   -----------  -------------    -------    -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.006     $0.000(a)       $0.006       $(0.006)   $(0.000)(a)(e)  $(0.006)      $1.00       0.67%
  2003            1.00       0.007      0.000(a)        0.007        (0.007)    (0.000)(a)      (0.007)       1.00       0.67
  2002            1.00       0.014      0.000(a)        0.014        (0.014)    (0.000)(a)      (0.014)       1.00       1.43
  2001            1.00       0.041      0.000(a)        0.041        (0.041)    (0.000)(a)      (0.041)       1.00       4.31
  2000            1.00       0.055      0.000(a)        0.055        (0.055)    (0.000)(a)      (0.055)       1.00       5.68

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.005    $(0.000)(a)      $0.005       $(0.005)        --         $(0.005)      $1.00       0.51%
  2003            1.00       0.005     (0.000)(a)       0.005        (0.005)        --          (0.005)       1.00       0.50
  2002            1.00       0.010        --            0.010        (0.010)        --          (0.010)       1.00       0.95
  2001            1.00       0.026        --            0.026        (0.026)        --          (0.026)       1.00       2.65
  2000            1.00       0.035        --            0.035        (0.035)        --          (0.035)       1.00       3.52



                     RATIOS TO AVERAGE NET ASSETS
                          AND SUPPLEMENTAL DATA
                  ------------------------------------
                    Net
                   Assets,
                   End of    Ratio of Net   Ratio of
Period Ended       Period     Investment    Operating
 October 31,      (in 000's)    Income       Expenses
 -----------      ----------   --------     ----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004             $349,678       0.64%        0.60%(d)
  2003              428,036       0.68         0.60(c)
  2002              622,288       1.43         0.60(b)
  2001              569,728       4.09         0.59
  2000              354,350       5.55         0.59

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004             $170,018       0.50%        0.60%(d)
  2003              204,723       0.50         0.60(c)
  2002              256,186       0.96         0.58(b)
  2001              266,453       2.58         0.56
  2000              216,082       3.47         0.53
--------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.0005 per share.
 (b) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.75% and 0.73%, respectively.
 (c) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.81% and 0.77%, respectively.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.84% and 0.80%, respectively.
(e) Distributions from net realized gains of investments include return of capital of less than $0.0005 per share.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                   OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                            ------------------------------------    -------------------------------------
                   Net                     Net                                                                Net
                 Asset                Realized and                                 Net                       Asset
                 Value,       Net      Unrealized     Total from      Net       Realized                     Value,
Period Ended   Beginning   Investment  Gain (Loss)  on Investment  Investment    Gain on       Total         End of      Total
 October 31,   of Period     Income    Investments    Operations     Income    Investments  Distributions    Period     Return+
 -----------   ---------    -------    -----------    ----------    --------   -----------  -------------    -------    -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004           $1.00      $0.005      $0.000(a)       $0.005      $(0.005)    $(0.000)(a)   $(0.005)        $1.00       0.50%
  2003            1.00       0.005       0.000(a)        0.005       (0.005)     (0.000)(a)    (0.005)         1.00       0.51
  2002            1.00       0.012       0.000(a)        0.012       (0.012)     (0.000)(a)    (0.012)         1.00       1.18
  2001            1.00       0.039       0.001           0.040       (0.039)     (0.001)       (0.040)         1.00       4.12
  2000            1.00       0.052       0.000(a)        0.052       (0.052)     (0.000)(a)    (0.052)         1.00       5.28

                    RATIOS TO AVERAGE NET ASSETS
                         AND SUPPLEMENTAL DATA
                 ------------------------------------
                   Net
                  Assets,
                  End of    Ratio of Net   Ratio of
Period Ended      Period     Investment    Operating
 October 31,     (in 000's)    Income       Expenses
 -----------     ----------   --------     ----------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004             $46,680       0.45%        0.65%(b)
  2003              61,526       0.51         0.65(b)
  2002              81,559       1.17         0.64(b)
  2001              91,731       3.88         0.60
  2000              76,634       5.11         0.65
----------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.0005 per share.
 (b) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the years ended October 31, 2004, 2003 and 2002 would have been 0.94%, 0.84% and 0.79%, respectively.


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                       This Page Left Blank Intentionally.

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              19

                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO

================================================================================

FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about these Portfolios:

       o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

       o Free from the EDGARDatabase on the Commission's website at www.sec.gov.



(Investment Company Act File No. 811-5347)

                          GABELLI CASH MANAGEMENT CLASS
                                       of
                           The Treasurer's Fund, Inc.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  (Current yield information may be obtained by
                      calling 800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


INTRODUCTION ....................................      2

INVESTMENT AND PERFORMANCE SUMMARY ..............    2-6

ADDITIONAL INVESTMENT AND
    RISK INFORMATION ............................    6-8

MANAGEMENT OF THE PORTFOLIOS ....................    8-9

        Purchase of Shares ......................   9-10

        Redemption of Shares ....................  10-12

        Exchange of Shares ......................     12

        Pricing of Portfolio Shares .............     13

        Dividends and Distributions .............     13

        Tax Information .........................     14

        Mailing to Shareholders .................     14

FINANCIAL HIGHLIGHTS ............................     15




   GABELLI
   CASH
   MANAGEMENT
   CLASS
   OF

   THE TREASURER'S FUND, INC.

   U.S. TREASURY MONEY MARKET PORTFOLIO

   DOMESTIC PRIME MONEY MARKET PORTFOLIO

   TAX EXEMPT MONEY MARKET PORTFOLIO




      PROSPECTUS
      FEBRUARY 25, 2005




      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                  INTRODUCTION

The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, three of which are described in this Prospectus. This Prospectus relates only to the Gabelli Cash Management Class of the following portfolios of the Fund (each a "Portfolio," collectively the "Portfolios").

o    U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")

o    Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")

o    Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")

The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objectives are fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Money Market Class") which have differing expenses.

                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less and in repurchase agreements that are collateralized by U.S. Treasury obligations.

PRINCIPAL RISKS:
The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety

         o you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

                     DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.

PRINCIPAL RISKS:
The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety

         o you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

                        TAX EXEMPT MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVES:
The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.

PRINCIPAL RISKS:
The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o you are seeking preservation of capital

         o you have a low risk tolerance

         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax

         o you are investing  short-term  reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:
         o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:
The bar charts and tables that follow provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. The historical performance of each Portfolio's Money Market Class Shares, which are not offered in this Prospectus, is used to calculate performance for each Portfolio's Cash Management Class Shares prior to their issuance on May 1, 2000. Both classes of each Portfolio's shares are invested in the same portfolio of securities. The annual returns of each class of shares will differ only to the extent that the expenses of each class differ. Average annual total returns have not been adjusted to reflect differences in expenses. The Money Market Class Shares of each Portfolio have higher expenses than the Cash Management Class Shares of each Portfolio. For current yield information on the Portfolios, call 800-GABELLI (800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday. As with any mutual fund, the Portfolios' past performance does not predict how the Portfolios will perform in the future. Both the charts and tables assume the reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31




U.S. TREASURY PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.44%
  Worst Quarter:    4th     2003    0.07%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  5.35
                                  1996  4.78
                                  1997  4.96
                                  1998  4.93
                                  1999  4.41
                                  2000  5.45
                                  2001  3.49
                                  2002  1.18
                                  2003  0.50
                                  2004  0.68



DOMESTIC PRIME PORTFOLIO
------------------------------------------
  Best Quarter:     4th     2000    1.53%
  Worst Quarter:    4th     2003    0.13%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  5.59
                                  1996  5.00
                                  1997  5.17
                                  1998  5.07
                                  1999  4.72
                                  2000  5.85
                                  2001  3.69
                                  2002  1.39
                                  2003  0.68
                                  2004  0.81


TAX EXEMPT PORTFOLIO
------------------------------------------
  Best Quarter:     2nd     2000    0.96%
  Worst Quarter:    1st     2004    0.11%
------------------------------------------


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                                  1995  3.44
                                  1996  2.98
                                  1997  3.18
                                  1998  3.00
                                  1999  2.81
                                  2000  3.57
                                  2001  2.33
                                  2002  0.99
                                  2003  0.58
                                  2004  0.64




The bar charts above and the table that follows show total returns for each Portfolio's Money Market Class Shares for the periods ended 1995-2000 and total returns for each Portfolio's Cash Management Class Shares for the period ended 2001 (the first full calendar year that each Portfolio's Cash Management Class Shares were offered) through 2004.

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------


          AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2004)         PAST ONE YEAR      PAST FIVE YEARS   PAST TEN YEARS
    -----------------------------------------         -------------      ---------------   --------------
GABELLI CASH MANAGEMENT CLASS
   U.S. Treasury Money Market Portfolio .............     0.68%               2.26%              3.56%
   Domestic Prime Money Market Portfolio ............     0.81%               2.48%              3.78%
   Tax Exempt Money Market Portfolio ................     0.64%               1.64%              2.36%


FEES AND EXPENSES OF THE PORTFOLIOS:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                  U.S.           DOMESTIC               TAX
                                                               TREASURY            PRIME              EXEMPT
                                                               PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                               ---------         ---------           ---------
                                                                        GABELLI CASH MANAGEMENT CLASS
                                                                        -----------------------------
SHAREHOLDER FEES:
     (fees paid directly from your investment*) .............     None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees .............................................    0.30%             0.30%              0.30%
Distribution (12b-1) Expenses ...............................     None              None               None
Other Expenses** ............................................    0.35%             0.24%              0.20%
Total Annual Portfolio Operating Expenses ...................    0.65%             0.54%              0.50%

-----------------
   * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.

   ** Other expenses include custodian, transfer agency and administrative fees incurred during the last fiscal year as well as additional fees for enhanced transfer agency services to be provided by participating organizations in the current fiscal year.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR        3 YEARS         5 YEARS      10 YEARS
                                               ------        -------         -------      --------
   U.S. Treasury Portfolio .................     $66           $208           $362          $810
   Domestic Prime Portfolio ................     $55           $173           $302          $677
   Tax Exempt Portfolio ....................     $51           $160           $280          $628


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
                             U.S. TREASURY PORTFOLIO

Under normal market conditions, the Portfolio invests at least 80% of its net assets (which includes for the purposes of this test, the amount of any borrowings for investment purposes) in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any changes in the Portfolio's 80% investment policy.

Interest on U.S. Treasury obligations is specifically exempt from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.


Some  states  require  that,  in  order  for  the  tax-exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax-exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.


                            DOMESTIC PRIME PORTFOLIO
The Portfolio will invest primarily in U.S. government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


                              TAX EXEMPT PORTFOLIO
As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets, (which includes for the purpose of this test, the amount of any borrowings for investment purposes) in tax-exempt obligations. The Portfolio intends to typically invest all of its assets in tax-exempt obligations, however, it reserves the right to invest up to 20% of its net assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.


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The  Portfolio  will  only  purchase  high  quality   tax-exempt   money  market
instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:

o  taxable obligations

o municipal obligations that the IRS has successfully asserted are not tax-exempt obligations


Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolios' Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS
THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co., which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2004, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005, will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangements described above.

THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, NY 10580-1422. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be


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8
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indirect financing by the Fund of the distribution of its shares,  such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

The Fund may enter into agreements with entities to provide transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

         o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                  BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.               THE TREASURER'S FUND, INC.
            P.O. BOX 8308                            C/O BFDS
            BOSTON, MA 02266-8308                    66 BROOKS DRIVE
                                                     BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554) or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

         o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                                      STATE STREET BANK AND TRUST COMPANY
                                      ABA #011-0000-28
                                      RE: THE TREASURER'S FUND, INC.
                                      REF DDA #99046187
                                      RE: NAME OF PORTFOLIO
                                      ACCOUNT #__________
                                      ACCOUNT OF [REGISTERED OWNERS]
                                      225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.


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                                                                               9

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         o  PARTICIPATING  ORGANIZATIONS.  You may  purchase  shares  through  a
            Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments from retirement plans.

AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

                              REDEMPTION OF SHARES
You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets,

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10

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or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.

The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.

   o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

   o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com. IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. TELEPHONE OR INTERNET REDEMPTION BY WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

   o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request from the Participating Organization.

   o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

   o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared,
      (2) the

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                                                                              11

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     check would close out your  account,  (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Gabelli family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and, except with respect to the Portfolios offered in this prospectus described below, maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of the mutual fund's portfolio securities and the reflection of that change in the fund's share price. There is no guarantee that policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.


Some investors may seek to take advantage of a short-term disparity between a Portfolio's yield and current market yields, which could have the effect of reducing the Portfolio's yield. In addition, frequent purchases and redemptions of the Portfolio's shares will increase the Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Advisor. Most transaction costs are not included in the Portfolio's annual operating expenses shown in the Portfolio's fee table in this prospectus, but do detract from the Portfolio's performance. Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Directors of the Fund has determined not to impose redemption fees or adopt other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nevertheless, as indicated in this Prospectus, the Portfolios reserve the right to reject any purchase or exchange order for their shares for any reason and thus may exercise such right in the event they determine that a purchase or exchange order is disruptive to the Portfolios' management or otherwise. The Portfolios' procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Portfolios exercising their right to reject purchase or exchange orders they determine in their discretion to be disruptive. The Portfolios may change their policies relating to frequent trading at any time without prior notice to shareholders.

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12

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The Boards of the various  Gabelli  non-money  market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in those mutual funds and that may apply to exchanges from or into the Portfolios. In order to discourage frequent short-term trading in Fund Shares, the Boards of the various Gabelli non-money market mutual funds have adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of the purchase. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.

                               EXCHANGE OF SHARES
You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. Exchanges from one Portfolio into another Portfolio must be for the same class of shares. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).

In effecting an exchange:

             o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

             o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

             o  you may realize a taxable gain or loss.

             o you should read the Prospectus of the fund whose shares you are purchasing. Call 800- GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.

             o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares by telephone, by mail, through the Internet or through a Participating Organization.

   o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

   o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

   o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES
The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of each Portfolio is determined at noon (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However, on certain days that the NYSE

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                                                                              13
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is closed,  each  Portfolio,  at the  direction of the Advisor,  may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS
Dividends of net investment income for each Portfolio will be declared daily and paid monthly and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.

                                 TAX INFORMATION
The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term capital gains, if any, as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. Shareholder. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances, including if you do not provide us with your taxpayer identification number.

This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                           MAILINGS TO SHAREHOLDERS
In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Gabelli Cash Management Class of shares of each Portfolio since the commencement of operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions).
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements and related notes, is included in the annual report, which is available upon request.

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------


THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                      OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------  --------------------------------------
                    Net                       Net                                                               Net
                   Asset                 Realized and                               Net                        Asset
                   Value,        Net      Unrealized     Total from     Net       Realized                     Value,
Period Ended     Beginning   Investment  Gain(Loss)on    Investment  Investment   Gain on         Total        End of      Total
 October 31,     of Period     Income     Investments    Operations    Income    Investments  Distributions    Period     Return+
 -----------     ---------    --------    -----------    ----------   --------   -----------  -------------    ------     -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.007       $0.000(c)       $0.007     $(0.007)   $(0.000)(c)(d)  $(0.007)       $1.00       0.70%
  2003              1.00       0.008        0.000(c)        0.008      (0.008)    (0.000)(c)      (0.008)        1.00       0.75
  2002              1.00       0.015        0.000(c)        0.015      (0.015)    (0.000)(c)      (0.015)        1.00       1.54
  2001              1.00       0.044        0.000(c)        0.044      (0.044)    (0.000)(c)      (0.044)        1.00       4.42
  2000(a)           1.00       0.030        0.000(c)        0.030      (0.030)    (0.000)(c)      (0.030)        1.00       3.04

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.006      $(0.000)(c)      $0.006     $(0.006)        --         $(0.006)       $1.00       0.56%
  2003              1.00       0.006       (0.000)(c)       0.006      (0.006)        --          (0.006)        1.00       0.63
  2002              1.00       0.011          --            0.011      (0.011)        --          (0.011)        1.00       1.07
  2001              1.00       0.027          --            0.027      (0.027)        --          (0.027)        1.00       2.75
  2000(a)           1.00       0.019          --            0.019      (0.019)        --          (0.019)        1.00       1.93


                    RATIOS TO AVERAGE NET ASSETS
                       AND SUPPLEMENTAL DATA
               -------------------------------------
                  Net
                 Assets,
                 End of    Ratio of Net     Ratio of
Period Ended     Period     Investment     Operating
 October 31,   (in 000's)     Income        Expenses
 -----------    ---------   -----------     --------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
CASH MANAGEMENT CLASS
  2004            $8,703       0.70%          0.54%
  2003            15,177       0.77           0.51
  2002            23,906       1.55           0.49
  2001            37,527       4.41           0.49
  2000(a)         43,427       5.62(b)        0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
CASH MANAGEMENT CLASS
  2004            $3,179       0.59%          0.50%
  2003             3,734       0.62           0.47
  2002             2,341       1.07           0.47
  2001             3,538       2.74           0.46
  2000(a)          6,029       3.54(b)        0.46(b)
-------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From  commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.
(d) Distributions from net realized gain on investments include return of capital of less than $0.0005 per share.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:


                                      OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------  --------------------------------------
                    Net                       Net                                                               Net
                   Asset                 Realized and                               Net                        Asset
                   Value,        Net      Unrealized     Total from     Net       Realized                     Value,
Period Ended     Beginning   Investment  Gain(Loss)on    Investment  Investment   Gain on         Total        End of      Total
 October 31,     of Period     Income     Investments    Operations    Income    Investments  Distributions    Period     Return+
 -----------     ---------    --------    -----------    ----------   --------   -----------  -------------    ------     -------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
CASH MANAGEMENT CLASS
  2004             $1.00      $0.005         $0.000(c)     $0.005     $(0.005)   $(0.000)(c)     $(0.005)      $1.00       0.52%
  2003              1.00       0.006          0.000(c)      0.006      (0.006)    (0.000)(c)      (0.006)       1.00       0.62
  2002              1.00       0.013          0.000(c)      0.013      (0.013)    (0.000)(c)      (0.013)       1.00       1.29
  2001              1.00       0.042          0.001         0.043      (0.042)    (0.001)         (0.043)       1.00       4.22
  2000(a)           1.00       0.028          0.000(c)      0.028      (0.028)    (0.000)(c)      (0.028)       1.00       2.81

                       RATIOS TO AVERAGE NET ASSETS
                          AND SUPPLEMENTAL DATA
                  -------------------------------------
                     Net
                    Assets,
                    End of    Ratio of Net     Ratio of
Period Ended        Period     Investment     Operating
 October 31,      (in 000's)     Income        Expenses
 -----------       ---------   -----------     --------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
CASH MANAGEMENT CLASS
  2004              $2,109       0.46%          0.65%
  2003               2,876       0.61           0.54
  2002               3,891       1.27           0.53
  2001               4,453       4.16           0.51
  2000(a)            4,312       5.17(b)        0.59(b)
-------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                       This page intentionally left blank.

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GABELLI CASH MANAGEMENT CLASS
                                       of
                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO

================================================================================
FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about the Portfolios:

       o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.

       o Free from the EDGARDatabase on the Commission's website at www.sec.gov.



       (Investment Company Act File No. 811-5347)

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.
                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO
                              One Corporate Center
                            Rye, New York 10580-1422
                           800-GABELLI (800-422-3554)
                                FAX: 914-921-5118
                                 WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
        (Current Net Asset Value and yield information may be obtained by calling 800-GABELLI after 6:00 p.m.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                          or your financial consultant.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

INTRODUCTION ..................................     2

INVESTMENT AND PERFORMANCE SUMMARY ............   2-5

ADDITIONAL INVESTMENT AND
    RISK INFORMATION ..........................   5-9

MANAGEMENT OF THE PORTFOLIOS ..................  9-10

         Purchase of Shares ................... 10-12

         Redemption of Shares ................. 12-14

         Exchange of Shares ................... 14-15

         Pricing of Portfolio Shares .......... 15-16

         Dividends and Distributions ..........    16

         Tax Information ......................    16

         Mailing to Shareholders ..............    17

FINANCIAL HIGHLIGHTS ..........................    17


THE
TREASURER'S
FUND,
INC.



LIMITED TERM PORTFOLIO
TAX EXEMPT LIMITED TERM PORTFOLIO




PROSPECTUS
FEBRUARY 25, 2005




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                  INTRODUCTION
The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund is comprised of six separate investment portfolios, two of which are described in this Prospectus. This Prospectus relates only to the Limited Term Portfolio and Tax Exempt Limited Term Portfolio (each a "Portfolio", collectively the "Portfolios") of the Fund. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objective is fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio.



                       INVESTMENT AND PERFORMANCE SUMMARY
                             LIMITED TERM PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to maximize current income with moderate risk of capital.



PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in domestic and foreign corporate and government debt obligations, including U.S. Government obligations, bank obligations, commercial paper and other short-term corporate obligations that are rated no less than Aa by Moody's Investor Services, Inc. ("Moody's") or AA by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or the equivalent. The Portfolio invests primarily in securities having a maximum weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment.



PRINCIPAL RISKS:
As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. The value of the Portfolio's fixed rate securities varies inversely with interest rates, the amount of outstanding debt of an issuer and other factors. This means that the value of the Portfolio's investment generally increases as interest rates fall and decreases as interest rates rise. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.


YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

      o you are looking to add a monthly  income  component to your  portfolio

      o you are willing to accept the risk of price and dividend fluctuations

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o   you are using emergency reserves for investment

         o   you are seeking safety of principal

                        TAX EXEMPT LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVE:
The Portfolio's objective is to maximize current income exempt from federal income tax consistent with moderate risk of capital.


PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in undervalued municipal debt obligations which are exempt from federal income tax and have a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment. As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets (which includes for purposes of this test, the amount of borrowings for investment purposes) in securities exempt from federal income tax. The Portfolio invests in debt securities rated no less than A by Moody's or S&P, or the equivalent, and in short term municipal obligations rated no less than VMIG-2 by Moody's, SP-2 by S&P or the equivalent.



PRINCIPAL RISKS:
As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. Interest rates on fixed rate investments fluctuate in response to economic factors. Rates on the Portfolio's investments may vary, rising or falling with interest rates. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise. Interest income of the Portfolio will not be exempt from federal income tax with respect to taxable obligations, including any municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax exempt obligations. Special factors may negatively affect the value of municipal securities and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations.

You could lose money on your investment in the Portfolio or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o  you are looking to add a monthly income component to your portfolio

         o you are willing to accept the risks of price and dividend fluctuations

         o you are willing to accept lower potential returns in exchange for income that is exempt from federal income tax

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o   you are using emergency reserves for investment

         o you will not benefit from income that is exempt from federal income tax


PERFORMANCE:
Since the Portfolios were not operational before this offering, no performance bar chart or table has been presented. Performance history will be available for the Portfolios after they have been in operation for one calendar year.


FEES AND EXPENSES OF THE PORTFOLIOS:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.


                                                                LIMITED         TAX EXEMPT
                                                                  TERM         LIMITED TERM
                                                               PORTFOLIO         PORTFOLIO
                                                               ---------       -------------
SHAREHOLDER FEES:
     (fees paid directly from your investment *) ...........      None              None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees ............................................      .45%              .45%
Distribution (12b-1) Expenses ..............................      None              None
Other Expenses ** ..........................................      .30%              .30%
Total Annual Portfolio Operating Expenses ..................      .75%              .75%
------------------------

* There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.

**Other  Expenses are based on estimated amounts for the current fiscal year.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

EXPENSE EXAMPLE:
This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:



                                                        1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                        ------        -------        -------       --------
LIMITED TERM PORTFOLIO                                    $77           $240           $417           $930
TAX EXEMPT LIMITED TERM PORTFOLIO                         $77           $240           $417           $930


                   ADDITIONAL INVESTMENT AND RISK INFORMATION
Purchases and sales of portfolio securities are made for the Portfolios whenever necessary, in the Advisor's opinion, to meet the Portfolios' objectives. This is expected to result in a maximum average annual Portfolio turnover rate of not greater than 200%. A higher Portfolio turnover rate involves greater transaction expenses which must be borne directly by the Portfolios (and thus, indirectly by their shareholders) and affect the Portfolios' performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains which, when distributed to the Portfolios' shareholders, are taxable to them.

                             LIMITED TERM PORTFOLIO
The Limited Term Portfolio will invest primarily in:

     o U.S. Government obligations

     o bank obligations including:

            o certificates of deposit

            o bankers' acceptances

            o other  obligations  issued or  guaranteed  by the 50 largest banks in the United States. (For this purpose, banks are ranked by total deposits as shown in their most recent audited financial statements).

     o commercial paper


     o other short-term corporate obligations including:

            o  corporate bonds

            o  variable amount master demand notes

            o  participations in corporate loans


For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information. The Portfolio will consist only of securities with a max-


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                                                                               5
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imum dollar  weighted  average  maturity of two years and a maximum  maturity of three years (three years and sixty days for new issues) at the time of investment; however, securities with effective maturities in excess of one year will only be purchased from domestic issuers.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of high quality money market obligations. However, the Portfolio also has a greater level of risk than a money market fund because it is more volatile. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

In addition, the Portfolio seeks investment in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. Any realized capital gains, as well as interest income, will be subject to federal income taxes. See "Management Strategies" in the Statement of Additional Information.


From time to time, the assets of the Portfolio may be substantially invested in short-term obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short-term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.


The Portfolio's rated debt securities must be rated Aa or higher by Moody's or AA or higher by S&P, or the equivalent. Rated domestic and foreign commercial paper must be rated Prime-1 by Moody's or A-1 by S&P or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the Portfolio holds any variable rate demand investments with stated maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio will only purchase high quality debt instruments, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.

To the extent that the Portfolio is invested in foreign securities, such as Eurodollar certificates of deposit, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes. For a more detailed discussion of quality requirements applicable to certificates of deposit, bankers' acceptances and other bank obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.


Certain U.S. government agency securities in which the Portfolio invests, such as those issued by the



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6
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Federal Home Loan Bank, are backed by the right of the issuer to borrow from the
U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

                        TAX EXEMPT LIMITED TERM PORTFOLIO
The Portfolio intends to invest all of its assets in tax exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). The Portfolio will invest in tax exempt securities whose interest, in the opinion of bond counsel at the date of issuance, is exempt from regular federal income tax. As a matter of fundamental policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets (which includes for purposes of this test, the amount of borrowings for investment purposes) in such tax-exempt obligations. Such tax exempt obligations consist of:


      o   municipal bonds
      o   municipal notes
      o   municipal leases

Any market discount or capital gains will be subject to federal income taxes. Interest on these securities may be subject to state and local income taxes.

The Portfolio will consist only of securities with a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term, high quality tax exempt money market obligations. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities. In addition, the Portfolio seeks investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential.


From time to time, the assets of the Portfolio may be substantially invested in short-term municipal obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short-term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.The Portfolio's rated debt securities must be rated A or higher by Moody's or A or higher by S&P, or the equivalent. Rated short-term municipal securities must be rated MIG-2, VMIG-2, P-2 or higher by Moody's or SP-2, A-2 or higher by S&P, or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the


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                                                                               7

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Portfolio holds any variable rate demand  investments with stated  maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis and may purchase municipal obligations with puts and stand-by commitments. The Advisor currently does not anticipate entering into any transaction which would result in income subject to federal income tax. However, the Portfolio may invest up to 20% of the value of its total assets in taxable securities (including securities the interest on which may be subject to alternative minimum tax) in certain circumstances, including hedging instruments and repurchase and reverse repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. The Portfolio may also lend its securities. Income from taxable securities, repurchase and reverse repurchase agreements and portfolio lending will be subject to income taxation. The Portfolio may purchase certain privately placed securities.

The Portfolio may also purchase zero coupon bonds. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of zero coupon bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. For a discussion of the tax consequences of an investment in zero coupon bonds, see "Taxes" in the Statement of Additional Information.

The Portfolio will invest in high quality tax exempt municipal debt obligations, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.


From time to time, legislation may be considered lowering federal personal income tax rates. Because tax-exempt obligations tend to pay interest at a lower rate than otherwise similar taxable obligations, to the extent income tax rates are lowered, the potential advantage to the holder of a tax-exempt obligation is correspondingly reduced. No assurances can be made regarding the effect of this potential legislation.

Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:


         o taxable obligations
         o municipal obligations that the IRS has successfully asserted are not tax exempt obligations

Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. See "Management Strategies" in the Statement of Additional Information. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations. For a detailed discussion of the quality requirements applicable to municipal bonds, municipal leases and other municipal obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

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8

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Certain U.S.  government agency securities in which the Portfolio invests,  such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO HOLDINGS. A description of each Portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Portfolio's Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS
THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580-1422, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment program under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, the Advisor will receive a fee equal to 0.45% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

The Portfolios' semi-annual report to shareholders for the period ending April 30, 2005 will contain a discussion of the basis of the Board of Directors' determination regarding whether to continue the investment advisory arrangement described above.

THE DISTRIBUTOR. Gabelli &Company, Inc. (the "Distributor")will serve as the Fund's Distributor and is located at One Corporate Center, Rye, NY 10580-1422. The Distributor is affiliated with the parent company of the Advisor.


DISTRIBUTION AND SERVICE ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

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                                                                               9

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The Fund may enter into agreements with entities to provide  transfer agency and accounting services for investors of the Portfolios who are customers of such entities for an agreed upon fee.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Fund through its transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                 BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.              THE TREASURER'S FUND, INC.
            P.O. BOX 8308                           C/O BFDS
            BOSTON, MA 02266-8308                   66 BROOKS DRIVE
                                                    BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554), or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                        STATE STREET BANK AND TRUST COMPANY
                        ABA #011-0000-28
                        RE: THE TREASURER'S FUND, INC.
                        REF DDA #99046187
                        RE: NAME OF PORTFOLIO
                        ACCOUNT #__________
                        ACCOUNT OF [REGISTERED OWNERS]
                        225 FRANKLIN STREET, BOSTON, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

      o  PARTICIPATING   ORGANIZATIONS.   You  may  purchase  shares  through  a
         Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment.

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10

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See "Pricing of Portfolio  Shares" for a description  of the  calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdell" Education SavingsPlans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum subsequent investment requirement for retirement plans. The Tax Exempt Limited Term Portfolio does not accept investments from retirement plans.


AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed and approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund, on behalf of the Portfolios, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Portfolios. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

THIRD PARTY ARRANGEMENTS. The Advisor and its affiliates may utilize a portion of their assets to pay all or a portion of the charges of various programs that make shares of the Portfolios available to their customers. Subject to tax limitations and approval by the Board of Directors on a portfolio-by-portfolio basis, a portion of these charges generally representing savings of expenses the Portfolios would incur in maintaining shareholder accounts for those who invest in the Portfolios through these programs if they instead had invested directly in the Portfolios.

The Distributor or an affiliate may, from time to time, at its expense out of its own financial resources (a source of which may be payment under the Fund's distribution plans), make cash payments to some but not all


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                                                                              11

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brokers,  dealers or financial  intermediaries  for  shareholder  services as an incentive to sell shares of the Portfolios and/or to promote retention of their customers' assets in the Portfolios. These payments, sometimes referred to as "revenue sharing", do not change the price paid by the investors to purchase the Portfolio's shares or the amount the Portfolios receive as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers and other
financial   intermediaries  that  provide  services  to  the  Portfolios  or  to shareholders in the Portfolios, including (without limitation) shareholder servicing, transaction processing, sub-accounting services, marketing support
and/or  access  to  sales  meetings,   sales   representatives   and  management
representatives of the broker or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Portfolio on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer or other financial intermediary provides shareholder services to Portfolio shareholders. Revenue sharing payments may be structured:
(i) as a percentage  of net sales;  (ii) as a percentage  of net assets;  and/or
(iii) as a fixed dollar-amount.


The Distributor negotiates the level of payments described above to any particular broker, dealer or intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Portfolio attributable to the particular firm depending on the nature and level of services and other factors.

The Distributor may also make other payments to dealer firms in the form of non-cash compensation such as the payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Distributor's discretion. In certain cases these other payments could be significant to the dealer firms.


                              REDEMPTION OF SHARES

You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily suspend the redemption of their shares: (i) when the NYSE is closed or trading on the NYSE is restricted, (ii) when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or (iii) if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.


The Portfolios redeem their shares based on the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value. The Portfolios are intended for long-term investors and not for those who wish to trade frequently in the Portfolios shares. The Portfolios believe that excessive short-term trading of Portfolio shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Portfolios and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.
In order to discourage  frequent  short-term  trading in Portfolio shares,  each

Portfolio has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on shares that are purchased and then redeemed or exchanged within 60 days after the date of the purchase. This fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Portfolios


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12

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and does not  benefit the  Portfolios'  Advisor or any other  third  party.  For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemptions of shares resulting from an exchange made pursuant to each Portfolio's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares
were   purchased   through   automatic   reinvestment   of  dividends  or  other
distributions, (ii) the redemption is initiated by a Portfolio, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to a Portfolio, and (iv) until March 31, 2005, shares were purchased through certain qualified and non-qualified retirement plans if such plans indicate to the Portfolio that they are unable legally or procedurally to charge such fee to underlying accounts. In such cases, the plans must provide the Portfolio with other assurances that they have policies and procedures in place to restrict short-term trading.

Each Portfolio continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Portfolio's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Portfolio and to limit, delay or impose conditions on exchanges or purchases. The Portfolios monitor purchase and redemption activities to assist in minimizing short term trading.

You may redeem shares through the Distributor, directly from the Fund through its transfer agent or through Participating Organizations.

      o  BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (including an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com. IRAholders should consult a tax advisor concerning the current tax rules applicable to IRAs. If State Street acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions from the Participating Organization.

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

         2. TELEPHONE OR INTERNET REDEMPTION BY WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

      o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and your account is directly registered with State Street. Please call the Distributor at 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $1,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Portfolio shares by check or through the Telephone or Internet Purchase Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to 10 days following purchase. While the Fund will delay processing the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES
You may exchange your shares in one Portfolio for shares of another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554).


In effecting an exchange:

     o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

     o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

     o you may realize a taxable gain or loss.


     o you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the Prospectus.

     o you should be aware that brokers may charge a fee for handling an exchange for you.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

You may exchange shares by telephone, by mail, through the Internet or through a Participating Organization.

     o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

     o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the Fund whose shares you wish to exchange, and the name of the Fund whose shares you wish to acquire.

     o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www. gabelli.com. The Fund may impose limitations from time to time on internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES

The net asset value per share of each Portfolio is calculated on each Business Day the NYSE is open. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The net asset value per share of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time. However on certain days that the NYSE is closed, each Portfolio, at the direction of the Advisor may be open for purchases, redemptions and the determination of such Portfolio's net asset value. Net asset value is computed by dividing the value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made.

Portfolio securities for which market quotations are readily available are valued at their current market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Funds' Board of Directors. Debt securities that are not credit impaired with remaining maturities of 60 days or less are generally valued at their amortized cost. Pursuant to the Portfolios' Pricing Procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (I.E., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Portfolio). Market prices are also deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades but before the time for determination of the Portfolios' net asset value that has, or is likely to significantly affect, the securities last reported market price. Currently, the Portfolios' fair value securities traded primarily on markets that


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

close prior to the time the Portfolios net asset value is calculated whenever the Portfolios conclude that occurences after such closing time, may have more than a minimal effect on the value of the portfolios.

When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Portfolios' Board of Directors. In determining fair value, the Portfolios' Pricing Procedures establish a process and methodology to be employed by the Adviser in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair value procedures are only used when it is not possible to be sure what value should be attributed to a particular security or when an event will effect a market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for an asset will be materially different from the value that actually could be realized upon the sale of that asset. The value of a Portfolio's assets may change on days the Portfolio is closed and on which you are not able to purchase or sell your shares.

                           DIVIDENDS AND DISTRIBUTIONS
Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. If you elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 800-422-3554.

                                 TAX INFORMATION
The Portfolios expect that distributions will consist primarily of investment company taxable income or short-term and long-term capital gains, if any. With respect to the Limited Term Portfolio, dividends (including distributions from investment company taxable income and short-term capital gains) are taxable to you as ordinary income if you are a U.S. shareholder. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of long-term capital gains are taxable to you as long-term capital gains. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax at a rate of 30% or, if a tax treaty applies, a lower rate under such treaty. You may be subject to backup withholding of 28% under certain circumstances including if you do not provide us with your taxpayer identification number.

This summary of federal tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. Further information on the tax status of the Portfolios and the tax consequences of investing in them is contained in the Statement of Additional Information. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

                           MAILINGS TO SHAREHOLDERS
In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same Fund or Funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.

                              FINANCIAL HIGHLIGHTS
Shares of the Limited Term and Tax Exempt Limited Term Portfolios have not previously been offered and therefore do not have previous financial history.

--------------------------------------------------------------------------------

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                       This Page Left Blank Intentionally.

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18

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?
The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.

                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO

================================================================================


FOR MORE INFORMATION:
For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL  REPORTS:
The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolio's investments. In the Portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Portfolios by contacting:

                           The Treasurer's Fund, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
--------------------------------------------------------------------------------
You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. You can get copies of these reports and other information about these Portfolios:

     o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.
     o Free from the Edgar database on Commission's website at www.sec.gov.







(Investment Company Act File Number 811-5347)
--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.
                           --------------------------
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 25, 2005

This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Treasurer's Fund, Inc. (the "Fund") and should be read in conjunction with the Fund's Prospectuses each dated February 25, 2005. For a free copy of the Prospectuses, please contact the Fund at the address, telephone number or Internet website printed below.


                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com


                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
THE PORTFOLIOS AND THEIR OBJECTIVES........................................................3

INVESTMENTS AND INVESTMENT TECHNIQUES COMMON
TO TWO OR MORE PORTFOLIOS .................................................................4
              Change in Ratings............................................................4
              Eligible Securities..........................................................5
              Management Strategies........................................................5
              Municipal Obligations........................................................6
              Amortized Cost Valuation of Portfolio Securities.............................7
              Variable Rate Demand Instruments.............................................7
              When-Issued Securities.......................................................9
              Stand-by Commitments.........................................................9
              Repurchase Agreements.......................................................10
              Reverse Repurchase Agreements...............................................11
              Participation Interests.....................................................11
              Bank Obligations, Certificates of Deposit and Bankers' Acceptances..........11
              United States Government Obligations........................................12
              Mortgage-Backed Securities..................................................12
              Foreign Securities..........................................................14
              Privately Placed Securities.................................................14
              Hedging Instruments.........................................................14
              Loan of Portfolio Securities................................................16
              Puts for the Tax Exempt Portfolios..........................................16

INVESTMENT RESTRICTIONS ..................................................................16

PORTFOLIO HOLDINGS........................................................................18

MANAGEMENT OF THE PORTFOLIOS..............................................................19

SERVICE PROVIDERS.........................................................................31

FINANCIAL STATEMENTS......................................................................32

TAXES.....................................................................................32

PURCHASE, REDEMPTION AND EXCHANGE.........................................................36

DIVIDENDS AND DISTRIBUTIONS...............................................................36

determination of NET ASSET VALUE..........................................................36

DESCRIPTION OF COMMON STOCK ..............................................................38

DISTRIBUTION PLANS........................................................................38

BROKERAGE ................................................................................39

RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS.......................................... A-1

UNRATED BONDS............................................................................A-2

COMMERCIAL PAPER RATINGS.................................................................A-2

MONEY MARKET FUND RATINGS................................................................A-3


                           THE TREASURER'S FUND, INC.

                       THE PORTFOLIOS AND THEIR OBJECTIVES


The Fund was incorporated in Maryland on August 17, 1987 and is a no-load, diversified, open-end investment company currently consisting of six portfolios, of which the following are active: the U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio"), Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio"), Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio") (the "Money Market Portfolios"). The Global Money Market Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio are currently inactive (each a "Portfolio" and together with the Money Market Portfolios, the "Portfolios"). In addition, each of the Money Market Portfolios has been divided into two classes of shares: (i) the Gabelli Cash Management Class ("Cash Management Class") and (ii) the Money Market Class ("Money Market Class"). The Cash Management Class and Money Market Class are identical except that the Money Market Class of Shares is offered to organizations which are compensated for enhanced transfer agency services. Each Portfolio is designed to meet the short and intermediate-term investment needs of individuals, corporations and institutional cash managers. There are no sales loads or exchange or redemption fees associated with the Fund. The investment objectives stated in the Prospectuses for each Portfolio are fundamental and may be changed only with the approval of a majority of the outstanding shares of the respective Portfolio.

The investment objectives and policies of the Portfolios are sought through the following additional strategies employed in the management of the Portfolios which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

                                                                                                     Tax Exempt
                          U.S.  Treasury     Domestic              Tax Exempt      Limited Term      Limited Term
                          PORTFOLIO          PRIME PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                          ---------          ---------------       ---------       ---------         ---------
Change in Ratings                X                 X                      X                X                X

Eligible Securities                                X                      X

Management                                                                                 X                X
Strategies

Municipal                                                                 X                                 X
Obligations

Amortized Cost                   X                 X                      X
Valuation of
Portfolio Securities

Variable Rate                                      X                      X                X                X
Demand
Instruments

When-Issued                      X                 X                      X                X                X
Securities

Stand-By                                                                                   X                X
Commitments

Repurchase                       X                 X                      X                X                X
Agreements

                                                                                                     Tax Exempt
                          U.S.  Treasury     Domestic              Tax Exempt      Limited Term      Limited Term
                          PORTFOLIO          PRIME PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                          ---------          ---------------       ---------       ---------         ---------
Reverse Repurchase               X                 X                      X                X                X
Agreements

Participation                                      X                      X                X                X
Interests

Bank Obligations,                                  X                      X                X                X
Certificates of
Deposit and
Bankers'
Acceptances

United States                    X                 X                                       X
Government
Obligations

Mortgage-Backed                                    X                      X                X                X
Securities

Privately Placed                                   X                      X                X                X
Securities

Hedging Instruments                                                                        X                X

Loan of Portfolio                X                 X                      X                X                X
Securities

Puts for the Tax                                                          X                                 X
Exempt
Portfolios

In addition to the strategies listed above, the Limited Term Portfolio may invest in foreign securities.

                      INVESTMENTS AND INVESTMENT TECHNIQUES
                        COMMON TO TWO OR MORE PORTFOLIOS

CHANGE IN RATINGS. Subsequent to its purchase by a Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchases by that Portfolio. With regard to the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, neither event requires the elimination of such securities from these Portfolios, but Gabelli Fixed Income LLC (the "Advisor") will consider such an event to be relevant in its determination of whether these Portfolios should continue to hold such securities. To the extent that the ratings accorded by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") for securities may change as a result of changes in these ratings systems, the Advisor will attempt to use comparable ratings as standards for its investment in debt securities in accordance with the investment policies contained therein. However, if these Portfolios hold any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from these Portfolios (See "Variable Rate Demand Instruments" below). With regard to the Money Market Portfolios, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risk and shall cause these Portfolios to take such action as the Board of Directors determines is in the best interest of these Portfolios and their shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions.

In addition, in the event that a security (1) is in default, (2) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), (3) is determined to no longer present minimal credit risk or (4) an event of insolvency occurs with respect to the issuer of a Portfolio security or the provider of any demand feature or guarantee, these Portfolios will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of these Portfolios. In the event that the security is disposed of, it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of a Portfolio's total assets, that Portfolio shall promptly notify the Securities and Exchange Commission (the "SEC") of such fact and of the actions that such Portfolio intends to take in response to the situation.

ELIGIBLE SECURITIES. The Domestic Prime Portfolio and the Tax Exempt Portfolio may only purchase dollar-denominated securities that have been determined by the Fund's Board of Directors to present minimal credit risk. Securities purchased for the Domestic Prime Portfolio must also have been First Tier Eligible Securities at the time of acquisition. Securities purchased for the Tax Exempt Portfolio must also have been Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and are rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the security (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. First Tier Eligible Securities are Eligible Securities which are rated in the highest category by NRSROs or are determined to be of comparable quality to the highest rated securities.

In addition, securities which have, or are deemed to have, remaining maturities of 397 days or less but that at the time of issuance were long-term securities (I.E., with maturities greater than 397 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are S&P and Moody's. The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's. In the case of short-term notes the ratings are "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Directors determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions.

MANAGEMENT STRATEGIES. In pursuit of their investment objectives the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio seek to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, the Portfolios seek to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. In addition, the Portfolios seek investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

MUNICIPAL OBLIGATIONS.

(1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

         The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

         In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from regular federal income tax pursuant to
         Section 103(a) of the Internal Revenue Code of 1986, as amended (the "Code"), provided the issuer and corporate obligor thereof continue to meet certain conditions (see "Taxes" below). IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Portfolios stated in the Prospectuses and provide a demand feature which may be exercised by the Portfolios to provide liquidity. In accordance with investment restriction 12 (see "Investment Restrictions" below), the Portfolios are permitted to invest up to 10% of their net assets in high quality, short-term Municipal Obligations (including IRBs) that may not be readily marketable or have a liquidity feature.

(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Board of Directors may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Advisor may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Directors is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

The Fund expects that, on behalf of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, it will not invest more than 25% of each Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

AMORTIZED COST VALUATION OF PORTFOLIO SECURITIES. Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Portfolios uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Money Market Portfolios' per share net asset value at $1.00. The amortized cost method involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Consistent with the provisions of the 1940 Act, the Money Market Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having effective maturities of 397 days or less, and invest only in securities determined by or under the direction of the Board of Directors to be of high quality with minimal credit risks.

The Board of Directors has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolios' net asset value as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Portfolios' investments by the Board of Directors at such intervals as they deem appropriate to determine whether each Portfolio's net asset value calculated by using available market quotations or market equivalents (I.E., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Board of Directors. The extent of deviation between any Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be periodically examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. Each Money Market Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Money Market Portfolios' shares.

VARIABLE RATE DEMAND INSTRUMENTS. Each Portfolio, except for the U.S. Treasury Portfolio, may purchase variable rate demand instruments.

Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Obligations or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if
(i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, and (ii) such unconditional demand feature qualifies as an Eligible Security. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the demand feature.

The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax exempt Municipal Obligations (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Portfolio. However, immediately after the acquisition of any securities subject to a demand feature or guarantee (as such terms are defined in the 1940 Act), with respect to 75% of the total assets of each of the Money Market Portfolios, not more than 10% of such assets may be invested in securities that are subject to a guarantee or demand feature from the same institution. Each of the Money Market Portfolios, however, may only invest more than 10% of its assets in securities subject to a guarantee or demand feature issued by a non-controlled person (as such term is defined in the 1940 Act). The Portfolios have the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary. The Advisor has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above (see "Taxes" below).

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Obligations and taxable debt obligations. The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increase so that the variable rate exceeds the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. 1 Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

WHEN-ISSUED SECURITIES. All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income, however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities portfolios will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated account or identification of segregated assets in its financial records in which it will maintain cash and liquid high-grade debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

STAND-BY COMMITMENTS. When the Limited Term Portfolio or the Tax Exempt Limited Term Portfolio purchase Municipal Obligations they may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Obligation held in its portfolio.

The amount payable to the Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation.

The Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Obligation to a third party at any time.

The Advisor expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are

--------------------
1 The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.

The Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Advisor's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Portfolio. The Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Obligations held by the Portfolio that were subject to the commitment. The Portfolio intends to acquire stand-by commitments solely to facilitate Portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Portfolios may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolios, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Portfolio may apply to the Internal Revenue Service (the "IRS") for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Taxes" below). In the absence of a favorable tax ruling or opinion of counsel, the Portfolios will not engage in the purchase of securities subject to stand-by commitments.

REPURCHASE AGREEMENTS. When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York.
Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Repurchase agreements that do not mature within seven days of purchase will be deemed illiquid and will be subject to the 10% limitation. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Portfolio to the seller subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and a Portfolio has not perfected a security interest in the security, that Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Portfolio may incur a loss if the proceeds to that Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. Each Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with their Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

PARTICIPATION INTERESTS. The Domestic Prime Portfolio, Tax Exempt Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Portfolio's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Directors has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation interest back to the bank for the full principal amount of the Portfolio's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. The terms of certain of the participations in corporate loans in which a Portfolio may invest may not enable the Portfolio to sell such instrument to the bank, and the secondary markets, if any, for such instruments are extremely limited. When purchasing bank participation interests, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of Investment Restriction Number 3 discussed below (see "Investment Restrictions" below).

BANK OBLIGATIONS, CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. All the Portfolios, except the U.S. Treasury Portfolio, may purchase certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the Portfolio may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by U.S. subsidiaries of the 50 largest banks in the U.S. where the instruments are guaranteed as to principal and interest by such banks. In addition, the Limited Term Portfolio may also purchase certificates of deposit, bankers' acceptances and other obligations (or instruments secured by such obligations) of (i) domestic banks subject to regulation by the U.S. government or its agencies (such as the Federal Reserve Board, the Comptroller of the Currency, or the FDIC) and having total assets of over $1 billion unless their obligations are guaranteed by their parent bank, which has assets of over $5 billion; (ii) foreign branches of these banks ("Euros"); (iii) United States branches of foreign banks of equivalent size ("Yankees"); and (iv) foreign banks. The
Portfolio  limits  investments  in  foreign  bank  obligations  to  U.S.

dollar denominated obligations of foreign banks which have more than $10 billion of assets, are among the 75 largest in the world, and have branches or agencies in the U.S. See "Foreign Securities" below for further discussion of the risks inherent in such investments. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or if unrated be of comparable quality as determined by the Fund's Board of Directors.

UNITED STATES GOVERNMENT OBLIGATIONS. The U.S. Treasury Money Market Portfolio, Domestic Prime Portfolio and the Limited Term Portfolio may purchase any obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Securities issued or guaranteed as to principal and interest by the United States Government or by agencies or instrumentalities thereof include obligations of several different kinds. Such securities in general include a variety of United States Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by United States Government agencies and instrumentalities which are supported by (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Student Loan Marketing Association), (c) the authority of the United States Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the United States Government will provide financial support to United States Government agencies or instrumentalities as described in clauses (b), (c) or (d) above in the future, other than as set forth above, since it is not obligated to do so by law. Certain instruments issued or guaranteed by the United States Government or agencies thereof which have a variable rate of interest readjusted no less frequently than annually are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Securities issued or guaranteed as to principal and interest by the United States Government may be acquired by the U.S. Treasury Money Market Domestic Prime Portfolio and the Limited Term Portfolio in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). These Portfolios may also invest in separately traded principal and interest components of securities issued or guaranteed by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These Portfolios may also invest in stripped mortgage-backed securities that represent beneficial ownership interests in either principal or interest distributions on certain mortgage pass-through certificates which are guaranteed by the Federal National Mortgage Association. Such certificates are held by a trust which sells such securities through the Federal Reserve.

Securities guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities are deemed to include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the United States Government, its agencies or instrumentalities.

MORTGAGE-BACKED SECURITIES. All of the Portfolios except U.S. Treasury Money Market Portfolio may purchase securities issued or guaranteed by federal agencies or U.S. government sponsored corporations. Such securities include those issued and guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

GNMA Mortgage-Backed Securities are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA (a U.S. government corporation within the U.S. Department of Housing and Urban Development) the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government.

As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security (in this case, the Portfolio).

The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. A Portfolio, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Advisor, in determining the attractiveness of GNMAs relative to alternative fixed income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

FNMA is a U.S. government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

FHLMC is a corporate instrumentality of the U.S. government, created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Federal Home Loan Mortgage Corporation Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's mortgage portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FHLMC PCs differ from FNMA pass-through securities in that the mortgages underlying PCs are mostly conventional mortgages rather than FHA insured or VA guaranteed mortgages, although FHLMC has occasionally purchased FHA or VA loans. However, in several other respects (such as the monthly pass-through of interest and principal and the unpredictability of future prepayment experience) PCs are similar to FNMAs.

Each Portfolio, except the U.S. Treasury Portfolio, may also invest in Collateralized Mortgage Obligations ("CMOs"), a type of mortgage-backed security. CMOs are debt securities collateralized by mortgage-backed certificates issued by federal agencies or U.S. government sponsored corporations such as GNMA, FNMA and FHLMC. The payment of CMOs depends upon the cash flow from the pool of mortgages represented by the mortgage-backed certificates.

CMOs are divided into multiple classes. Generally, the interest on the classes is distributed currently to the holders of each class. However, principal is not paid in this manner. Instead, holders of the first class receive all payments of principal until their bond is fully paid. Thereafter, principal is paid on each succeeding class with the earliest maturing securities retired first.

One or more classes, usually the last, may be zero-coupon bonds ("Z bonds"). The cash flow that would otherwise be used to pay interest on this class is used instead to pay principal on the earlier maturing classes. After all prior classes are retired, the Z bond pays interest and principal until final maturity. Interest accrued but not paid on the Z bond is added to the principal of the Z bond and thereafter accrues interest.

Any guarantee or insurance on a mortgage-backed certificate does not extend to a Portfolio's investments in CMOs. There is a possibility of limited liquidity as there is no assurance that a secondary market will develop for CMOs or, if such market does develop, that it will provide a Portfolio with liquidity or remain for the term of the investment. If an event of default occurs with respect to the CMOs purchased by a Portfolio, there can be no assurance that the collateral pledged as security therefor will be sufficient to pay the principal and interest due on such bonds. The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Advisor, in determining the attractiveness of CMOs relative to alternative fixed income securities, and in choosing specific CMO issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

FOREIGN SECURITIES. The Limited Term Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

PRIVATELY PLACED SECURITIES. Each Portfolio, except the U.S. Treasury Portfolio, may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to securities subject to Rule 144A of the Securities Act of 1933 (the "Securities Act") which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. These Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Board of Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Board of Directors may adopt guidelines and delegate to the Investment Advisor the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Portfolios' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

HEDGING INSTRUMENTS. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are permitted to enter into transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate for the reduction of risk; they cannot be for speculation. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may (a) sell futures contracts on non-municipal and municipal debt securities and indexes of non-municipal and municipal debt securities, respectively, and (b) purchase or write (sell) options on these futures, on non-municipal and municipal debt securities and on indexes of non-municipal and municipal debt securities traded on registered securities exchanges and contract markets, respectively.

Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Portfolio has hedged against rising interest rates and they decline, the value of the Portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the Portfolio's futures positions. The Portfolio may have to sell securities to meet daily maintenance margin requirements. The risk of loss to the Portfolio is theoretically unlimited when the Portfolio sells a futures contract because the Portfolio is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

The Portfolios may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities became available, the Tax Exempt Limited Term Portfolio would consider purchasing or selling these options. The Portfolios may purchase call options and write (sell) put options on debt securities to close out open positions, purchase put options to protect their holdings from a decline in market value, and write call options. The Portfolios may also purchase put options and write call options on futures contracts which are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. The Portfolios may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put and sale of a call option on the same security. When a Portfolio purchases a put option or call option, the maximum risk of loss to the Portfolio is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. A Portfolio will not invest more than 5% of its net assets in premiums on put options.

The Tax Exempt Limited Term Portfolio may also utilize futures contracts on municipal bond indexes or related put and call options on these index contracts. The Portfolio's strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Portfolio may also buy put options and sell call options on municipal bond index futures or on municipal bond indexes.

The hedging activities of the Portfolios are subject to several additional restrictions. A Portfolio may not enter into futures contracts or related options if immediately thereafter the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of its total assets. In addition, it may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of its total assets. A Portfolio's ability to engage in hedging activities is also restricted by the requirements to "cover" any sale of a futures contract with securities held in the Portfolio and to establish and maintain segregated accounts (which may be invested only in liquid assets such as cash, U.S. government securities and other high grade debt obligations) equal to the amount of any futures contract purchased by the Portfolio. A segregated account freezes those assets of the Portfolio and renders them unavailable for sale or other disposition. These requirements may thus reduce the Portfolio's flexibility in making investment decisions with respect to such assets. The Portfolios' ability to engage in hedging activities may be further limited by certain income tax considerations (see "Taxes" below).

To the extent the Portfolios use hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Portfolio, the Advisor will attempt to create a very closely correlated hedge. Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to the Portfolios as hedging activities based on municipal debt securities or indexes. Less closely correlated hedges are likely to occur if a Portfolio hedges municipal securities with a futures contract on United States government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be useful to a Portfolio, especially where closely correlated hedging activities based on municipal securities or indexes are not available.

Brokerage commissions on financial futures and options transactions and premium costs for purchasing options may tend to reduce a Portfolio's yield.

LOAN OF PORTFOLIO SECURITIES. Each Portfolio may from time to time lend securities on a short-term basis to banks, brokers and dealers and receive as collateral cash, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, or irrevocable bank letters of credit (or any combination thereof), which collateral will be marked to market daily and will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Such loans are not made with respect to any Portfolio if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Portfolio's total assets. Securities lending will afford a Portfolio the opportunity to earn additional income because the Portfolio will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Portfolio will have the right to retain record ownership of loaned securities in order to exercise beneficial rights. A Portfolio may pay reasonable fees in connection with arranging such loans. The Portfolio will not lend its securities to any officer, partner, Director, employee, or affiliate of the Fund, or the Advisor.

PUTS FOR THE TAX EXEMPT PORTFOLIOS. The Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed upon price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Portfolios and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Portfolios to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and in the case of the Tax Exempt Limited Term Portfolio, to facilitate the Advisor's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts (see "Investment Restrictions" and "Taxes" below).

     The amortized cost method is used by the Domestic Prime Portfolio and the Tax Exempt Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. This method is also used by the Tax Exempt Limited Term Portfolio to value certain high quality municipal securities which meet the requirements specified for use of the amortized cost method; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

                             INVESTMENT RESTRICTIONS

     Unless specified to the contrary, the following investment restrictions may not be changed as to a Portfolio without the approval of a majority of the outstanding voting securities of that Portfolio which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% of the shares of a Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or
(2) more than 50% of the outstanding shares of a Portfolio.2

The Fund may not, on behalf of a Portfolio:

(1) with regard to the Domestic Prime Portfolio, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; however, the Portfolio may invest more than 5% of their total assets in the First Tier Securities of a single issuer for a period of up to three business days;

(2) purchase securities (including warrants) other than those described in the Prospectuses as fundamental;

------------------
2 Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

(3) except for the Domestic Prime Portfolio which is subject to Investment Restriction (1) above, with respect to 75% of the Portfolio's total assets, invest more than 5% of its value of the total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities;

(4) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio or if such securities were purchased for the purpose of exercising control;

(5) borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of that Portfolio less its liabilities (not including the amount borrowed) at the time of borrowing, and further provided that 300% asset coverage is maintained at all times;

(6) purchase securities while borrowings (excluding reverse repurchase agreements entered into for other than extraordinary or emergency purposes) exceed 5% of the Portfolio's total assets;

(7) mortgage, pledge, or hypothecate any assets except that a Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with Investment Restriction (5) above;

(8) act as underwriter of securities issued by others, except to the extent that the purchase of securities in accordance with the Portfolio's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans;

(10) issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to Investment Restriction (5) and except for shares of the various series which may be established by the Board of Directors;

(11) purchase and sell real estate or invest in real estate limited partnerships or in limited partnership interests in real estate investment trusts which are not readily marketable (although a Portfolio may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate), commodities, commodities contracts or oil and gas interests;

(12) invest more than 10% of the market value of the Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days and foreign securities, privately placed securities (including short term debt obligations issued pursuant to Section 4(2) of the Securities Act) and bank participation interests for which a readily available market does not exist;

(13) sell securities short or purchase securities on margin, or engage in the purchase and sale of a put, call, straddle or spread option or in writing such option except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth herein and except that the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may purchase hedging instruments as described herein;

(14)     acquire securities of other investment companies;

(15) lend portfolio securities in an amount exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by these transactions;

(16) invest more than 5% of the value of a Portfolio's total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may not, on behalf of the Portfolio or Portfolios specified:

(17) with respect to the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, under normal market conditions, purchase securities if such purchase would cause less than 80% of the Portfolio's net assets to be invested in securities the income from which is exempt from regular federal income tax and not subject to alternative minimum tax;

(18) with respect to the U.S. Treasury Portfolio, the Domestic Prime Portfolio and Limited Term Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding U.S. government securities and, as to Domestic Prime Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

(19) with respect to the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

                               PORTFOLIO HOLDINGS

     Employees of the Advisor and its affiliates will often have access to information concerning the portfolio holdings of the Portfolios. The Portfolios and the Advisor have adopted policies and procedures that require all employees to safeguard proprietary information of the Portfolios, which includes information relating to the Fund's portfolio holdings as well as portfolio trading activity of the Advisor with respect to the Portfolios (collectively, "Portfolio Holdings Information"). In addition, the Portfolios and the Advisor have adopted policies and procedures that provide that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Fund's Website or filed as part of a required filing on Form N-Q or N-CSR, or (b) provided to a third party for legitimate business purposes that agreed to keep such data confidential under forms approved by the Advisor's legal department or outside counsel. Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund with the third party reaffirming that the recipient has utilized such information solely in accordance with the terms of the agreement. These policies further provide that no officer of the Fund, or employee of the Advisor may communicate with the media about the Portfolios without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer or General Counsel of the Advisor. The Portfolios currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases(with the exception of proxy voting services which require a regular download of data).

           (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Portfolios;

           (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential;

           (3) To service providers of the Portfolios, which are subject to a fiduciary duty to maintain the confidentiality of such information, including its administrator, transfer agent, Custodian, and independent registered public accounting firm as is necessary for the performance of their services to the Portfolios and to the Board of Directors of the Fund;

           (4) To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential;

           (5) To certain broker dealers, investment advisors and other financial intermediaries for purposes of their performing due diligence on the Portfolios and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker dealer or financial intermediary to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Fund and shall be reported to the Board at the next quarterly meeting;

           (6) To consultants for purposes of performing analysis of the Portfolios which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential.

Subject to the Fund's policies described in item 2 above, the following entities receive information about the portfolio holdings including information derived from the portfolio:

        (1) Lipper, Inc. receives information derived from the portfolio monthly, with a one (1) day lag, and

        (2) Investment Company Institute receives information derived from the portfolio monthly, with up to a ten (10) business day lag.

Neither the Fund nor the Advisor, nor any of its affiliates shall accept on behalf of itself, its affiliates or Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of such investment companies. The Board of Directors shall review such arrangements annually with the Funds' Chief Compliance Officer.

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS AND OFFICERS

Under Maryland law, the Fund's Board of Directors is responsible for establishing the Portfolios' policies and for overseeing the management of the Portfolios. The Board also elects the Fund's officers who conduct the daily business of the Portfolios. Information pertaining to the Directors and executive officers is set forth below.

                                                   NUMBER OF
                                                    FUNDS
                                TERM OF            IN FUND
   NAME, POSITION(S)           OFFICE AND          COMPLEX
     ADDRESS 1                  LENGTH OF         OVERSEEN          PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
      AND AGE                 TIME SERVED 2     BY DIRECTOR         DURING PAST FIVE YEARS             HELD BY DIRECTOR 3
      -------                 -----------       -----------         ----------------------             ------------------
INTERESTED
----------
DIRECTORS 4:
-----------

KARL OTTO POHL                 Since 1997             34        Member of the Shareholder        Director of Gabelli Asset
Director                                                        Committee of Sal Oppenheim Jr.   Management Inc. (investment
Age:  75                                                        & Cie (private investment        management); Chairman,
                                                                bank); Former President of the   Incentive Capital and
                                                                Deutsche Bundesbank and          Incentive Asset Management
                                                                Chairman of its Central Bank     (Zurich); Director at Sal
                                                                Council (1980-1991)              Oppenheim Jr. & Cie, Zurich

------------------------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (I.E., public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the 1940 Act. Mr. Pohl is considered an "interested person" because of his affiliation with Gabelli Asset Management Inc., an affiliate of the Advisor.



                                                   NUMBER OF
                                                    FUNDS
                                TERM OF            IN FUND
   NAME, POSITION(S)           OFFICE AND          COMPLEX
     ADDRESS 1                  LENGTH OF         OVERSEEN          PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
      AND AGE                 TIME SERVED 2     BY DIRECTOR         DURING PAST FIVE YEARS             HELD BY DIRECTOR 3
      -------                 -----------       -----------         ----------------------             ------------------
NON-INTERESTED
--------------
DIRECTORS:
---------

ANTHONY J. COLAVITA            Since 1997             36        President and Attorney at Law                  ___
Director                                                        in the law firm of Anthony J.
Age:  69                                                        Colavita, P.C.

ARTHUR V. FERRARA              Since 2000              9        Formerly, Chairman of the        Director of the Guardian Life
Director                                                        Board and Chief Executive        Insurance Company of America;
Age:  74                                                        Officer of the Guardian Life     Director of the Guardian
                                                                Insurance Company of America     Insurance & Annuity Company
                                                                from January 1993 to December    Inc., Guardian Investor
                                                                1995; President, Chief           Services Corporation and 5
                                                                Executive Officer and a          mutual funds within the
                                                                Director prior thereto           Guardian Funds Complex

MARY E. HAUCK                  Since 1992              6        Retired Senior Manager of the                  ___
Director                                                        Gabelli O'Connor Fixed Income
Age:  62                                                        Mutual Fund Management Company

ROBERT C. KOLODNY, MD          Since 1987              3        Physician, author and lecturer                 ___
Director                                                        (self-employed) since 1983;
Age:  60                                                        General Partner of KBS
                                                                Partnership, KBS II
                                                                Investment Partnership, KBS
                                                                III Investment Partnership,
                                                                KBS IV Limited Partnership,
                                                                KBS New  Dimensions, L.P.,
                                                                KBS Global Opportunities,
                                                                L.P. and KBS VII Limited
                                                                Partnership (private
                                                                investment partnerships) since
                                                                1981; Medical Director and
                                                                Chairman of the Board of the
                                                                Behavioral Medicine Institute
                                                                since 1983

------------------------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (I.E., public companies) or other investment companies registered under the 1940 Act.


NON-INTERESTED
--------------
DIRECTORS:
---------
ROBERT J. MORRISSEY            Since 2001             10        Partner in the law firm of                        ___
Director                                                        Morrissey, Hawkins & Lynch
Age:  65

ANTHONY R. PUSTORINO           Since 1987             17        Certified Public Accountant;           Director of Lynch
Director                                                        Professor Emeritus, Pace University    Corporation (diversified
Age:  79                                                                                               manufacturing)

WERNER J. ROEDER, MD           Since 1997             26        Medical Director of Lawrence                      ___
Director                                                        Hospital and practicing private
Age:  64                                                        physician

ANTHONIE C. VAN EKRIS          Since 1987             20        Managing Director of BALMAC            Director of Aurado
Director                                                        International, Inc.  (Commodities)     Energy, Inc. (oil and gas
Age:  70                                                                                               exploration)

OFFICERS:
--------

RONALD S. EAKER                Since 1997             --        Senior Portfolio Manager of Gabelli               ___
President and                                                   Fixed Income LLC and its
Chief Investment Officer                                        predecessors since 1987
Age:  44

BRUCE N. ALPERT                Since 1997             --        Director and President of Gabelli                 ___
Vice President                                                  Advisers, Inc., Executive Vice
Age:  53                                                        President and Chief Operating
                                                                Officer of Gabelli Funds, LLC since
                                                                1988 and an officer of all mutual
                                                                funds advised by Gabelli Funds,
                                                                LLC and its affiliates


JUDITH RANERI                  Since 1997             --        Portfolio Manager, Gabelli Funds,                 ___
Secretary, Treasurer and                                        LLC since April 1997; A member of
Senior Portfolio Manager                                        the Investment and Credit Review
Age:  37                                                        Committees; Vice President and
                                                                Portfolio Manager of The Gabelli
                                                                Money Market Funds


HENLEY L. SMITH                Since 1997             --        Senior Portfolio Manager of Gabelli               ___
Vice President and                                              Fixed Income LLC and its
Investment Officer                                              predecessors since 1987
Age:  48

----------------------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (I.E., public companies) or other investment companies registered under the 1940 Act.

SPECIAL POSITIONS:
-----------------
PETER GOLDSTEIN                Since 2004             ___       Director of Regulatory Affairs at                 ___
Chief Compliance Officer                                        Gabelli Asset Management Inc. since
Age:  51                                                        February 2004; Vice President of
                                                                Goldman Sachs Asset Management from
                                                                November 2000 through January 2004;
                                                                Deputy General Counsel at Gabelli
                                                                Asset Management Inc. from February
                                                                1998 through November 2000

-----------------------------------------
1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By Laws and Articles of Amendment and Restatement. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (I.E., public companies) or other investment companies registered under the 1940 Act.


The Fund does not pay any remunerations to its officers and Directors other than the fees and expenses to Directors who are not affiliated with the Advisor and a portion of the salary of the Fund's Chief Compliance Officer.

The Fund pays each Director who is not an employee of the Advisor or an affiliate company an annual fee of $4,000 and $500 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund pays each Director serving as a member of the Audit and Nominating Committee a fee of $500 per meeting. For the fiscal year ended October 31, 2004 such fees paid totaled $35,447, $18,345, and $5,024 for the Domestic Prime Portfolio, Tax Exempt Portfolio and U.S. Treasury Portfolio, respectively. The Limited Term Portfolio and Tax Exempt Limited Term Portfolio were not operational during the fiscal year ended October 31, 2004.

STANDING BOARD COMMITTEES

The Board of Directors has established two standing committees in connection with their governance of the Fund - the Nominating Committee and Audit Committee.

The Fund's Nominating Committee consists of two members, including a Chairman of the Committee. The Nominating Committee members are Messrs. Colavita (Chairman) and Roeder who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee met once during the fiscal year ended October 31, 2004. The Fund does not have a standing compensation committee.

The Fund's Audit Committee consists of two members: Messrs. Pustorino (Chairman), and Ferrara, who are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Directors of the Fund on February 11, 2005. As set forth in the Charter, the function of the Audit
Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Directors and the Fund's independent registered accounting firm. During the fiscal year ended October 31, 2004, the Audit Committee met twice.

The Fund, its Advisor and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.
                        DIRECTOR OWNERSHIP OF FUND SHARES

Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Director.


                                                                                                    AGGREGATE
                                                                                 DOLLAR RANGE      DOLLAR RANGE
                                                                                 OF EQUITY          OF EQUITY
                                                                                 SECURITIES        SECURITIES
                                                                                  HELD IN              HELD
                                                                                   EACH              IN FUND
     NAME OF DIRECTOR                         PORTFOLIO                         PORTFOLIO*           COMPLEX*
     ----------------                         ---------                         ---------            -------
    INTERESTED
    DIRECTORS:

    Karl Otto Pohl              U.S. Treasury Money Market Portfolio            A
                                Domestic Prime Money Market Portfolio           A                    A
                                Tax Exempt Money Market Portfolio               A
    NON-
    INTERESTED
    DIRECTORS:

    Anthony J.                  U.S. Treasury Money Market Portfolio            A
    Colavita                    Domestic Prime Money Market Portfolio           A                    E
                                Tax Exempt Money Market Portfolio               A

    Arthur V. Ferrara           U.S. Treasury Money Market Portfolio            A
                                Domestic Prime Money Market Portfolio           A                    E
                                Tax Exempt Money Market Portfolio               A

    Mary E. Hauck               U.S. Treasury Money Market Portfolio            A
                                Domestic Prime Money Market Portfolio           A                    E
                                Tax Exempt Money Market Portfolio               D

    Robert C. Kolodny,          U.S. Treasury Money Market Portfolio            A
    MD                          Domestic Prime Money Market Portfolio           E                    E
                                Tax Exempt Money Market Portfolio               A

    Robert J. Morrissey         U.S. Treasury Money Market Portfolio            A
                                Domestic Prime Money Market Portfolio           A                    E
                                Tax Exempt Money Market Portfolio               A

---------------------------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004
     ---------------------------------------------------------
A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 -  $100,000
E.   Over $100,000


                                                                                                    AGGREGATE
                                                                                 DOLLAR RANGE      DOLLAR RANGE
                                                                                 OF EQUITY          OF EQUITY
                                                                                 SECURITIES        SECURITIES
                                                                                  HELD IN              HELD
                                                                                   EACH              IN FUND
     NAME OF DIRECTOR                         PORTFOLIO                         PORTFOLIO*           COMPLEX*
     ----------------                         ---------                         ---------            -------
    Anthony R.                  U.S. Treasury Money Market Portfolio            A
    Pustorino                   Domestic Prime Money Market Portfolio           A                     A
                                Tax Exempt Money Market Portfolio               A

    Werner J. Roeder,           U.S. Treasury Money Market Portfolio            A
    MD                          Domestic Prime Money Market Portfolio           A                     D
                                Tax Exempt Money Market Portfolio               A

    Anthonie C. van             U.S. Treasury Money Market Portfolio            A
    Ekris                       Domestic Prime Money Market Portfolio           A                     E
                                Tax Exempt Money Market Portfolio               A

---------------------------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2004
     ---------------------------------------------------------
A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 -  $100,000
E.   Over $100,000


COMPENSATION TABLE

The following table sets forth certain information regarding the compensation of the Fund's Directors. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the fiscal year ended October 31, 2004.


      NAME OF PERSON, POSITION        AGGREGATE COMPENSATION FROM     AGGREGATE COMPENSATION FROM
                                               FUND*                          FUND COMPLEX*

Anthony J. Colavita, Director                    $7,000                             $216,835 [36]

Arthur V. Ferrara, Director                      $7,000                              $29,125 [9]

Mary E. Hauck, Director                          $6,500                              $19,750 [6]

Dr. Robert C. Kolodny, Director                  $6,500                               $6,500 [3]

Robert J. Morrissey, Director                    $6,500                              $54,500 [10]

Karl Otto Pohl, Director**                         $0                                $5,085 [34]

Anthony R. Pustorino, Director                   $7,500                             $150,000 [17]

Werner J. Roeder, Director                       $6,500                             $109,750 [26]

Anthonie van Ekris, Director                     $6,500                             $103,375 [20]


There are no pension, retirement or other benefits payable by the Fund to any director or officer of the Fund.

--------------------
* Represents the total compensation paid to such persons during the calendar year ended December 31, 2004. The parenthetical number represents the number of investment companies (including the Fund)
   from which such person received compensation that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisors.

** Mr. Pohl is a director of Gabelli Asset Management, Inc., the indirect parent company of the Advisor.

As of January 31, 2005, the Directors of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

CODE OF ETHICS

The Fund, its Advisor, its Sub-Advisor and principal underwriter have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permits personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Fund, on behalf of the Portfolios, has delegated the voting of portfolio securities to Gabelli Fixed Income LLC in its capacity as the Fund's investment Advisor. The Advisor has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Advisor has voting discretion, including the Fund. Under the Proxy Voting Policy, portfolio securities held by each Portfolio are to be voted in the best interests of that Portfolio.

Normally, the Advisor exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select an independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

A Proxy Committee comprised of senior representatives of the Advisor and its affiliated investment advisors has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines. In those instances the Director of Proxy Voting Services or the Chairman of the Committee may sign and date the proxy statement indicating how each issue will be voted.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Advisor's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting
Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Advisor's Legal Department has identified the matter as one that
(1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Advisor and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Advisor should cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Advisor's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Advisor and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Advisor may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Fund shareholders on the one hand, and those of the Fund's Advisor, the principal underwriter or other principal underwriter on the other hand the conflict will be brought to the Proxy Committee to determine a resolution. The Proxy Committee may determine to resolve such conflicts itself, may ask the independent Directors of the Fund, which would potentially include the Board's Proxy Committee, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Fund files Form N-PX with each Portfolio's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund filed its initial Form N-PX with the SEC on August 25, 2004. This filing will be available without charge, upon request, by calling toll-free (800) 422-3554 and on the website of the Securities and Exchange Commission (the "SEC") at WWW.SEC.GOV and on the Fund's website at www.gabelli.com.

As of January 31, 2005, the following persons or entities owned as much as 5% of the indicated Fund's outstanding shares:


         NAME AND ADDRESS OF            NUMBER OF SHARES       NAME OF FUND IN
         RECORD OR BENEFICIAL                 OWNED             WHICH SHARES              PERCENTAGE OF           NATURE OF
                HOLDER                                            ARE OWNED             OWNERSHIP OF FUND         OWNERSHIP

MONEY MARKET CLASS
------------------
Bear Stearns Securities Corp.             4,655,621.53     U.S. Treasury Portfolio            8.84%                 Record
One Metrotech Center North
Brooklyn, NY 11201-3870

Bear Stearns Security Corp                4,073,973.76     U.S. Treasury Portfolio            7.74%                 Record
One Metrotech Center North
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.             2,636,584.18     U.S. Treasury Portfolio            5.01%                 Record
Attn:  Denise Dilorenzo-Siegel
One Metrotech Center North
Brooklyn, NY 11201-3870

Bear Stearns Securities Corp.             10,284,540.05     Tax Exempt Portfolio              7.05%                 Record
One Metrotech Center North
Brooklyn, NY 11201-3870


CASH MANAGEMENT CLASS
---------------------

Gabelli Fixed Income LLC                   357,451.46      U.S. Treasury Portfolio           16.73%               Beneficial
One Corporate Center
Rye, NY 10580-1422

Stephen J. Campodonico                     243,725.78      U.S. Treasury Portfolio            11.4%               Beneficial
Pam L. Campodonico TTEES
Stephen & Pam Campodonico
1999 Rev Trust u/a dtd 11-22-99


2719 Jasmine Ave
Stockton, CA 95207-1362

State Street Bank & Trust Co                112,846.3      U.S. Treasury Portfolio            5.28%               Beneficial
Cust For the SEP IRA of
Linda L Fenelon
12652 Wilmington Close
Roscoe IL 61073-8211
State Street Bank & Trust Co.              467,432.53          Domestic Prime                 5.78%               Beneficial
Cust for the Rollover IRA of                                      Portfolio
Sarah Elizabeth Greenwood
32 Hidden Brook Rd
Riverside, CT 06878-2325

Martin Gregge                             1,220,895.79      Tax Exempt Portfolio             33.36%                 Record
30 Haviland Rd
Harrison, NY 10528-1023

Bendetto Gartland & Company Inc             846,475.9       Tax Exempt Portfolio             23.13%                 Record
1330 6th Ave
New York, NY 10019-5400

Dunlop Fund L.P.                           355,303.66       Tax Exempt Portfolio              9.71%                 Record
39 Broadway, 36th Floor
New York, NY 10006-3003


The shares held by Bear Stearns Security Corp. are held on behalf of individual client accounts.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund does not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of the Fund's revised investment advisory agreement with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund directors and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Board of Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the outstanding shares of each Portfolio. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

INVESTMENT ADVISOR

The Advisor is a Delaware limited liability company organized in 1997, with offices at One Corporate Center, Rye, New York 10580-1422. The Advisor is an investment manager, administrator or advisor for the assets of the Fund and separate managed accounts for corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals. The Advisor is a registered investment advisor under the Investment Advisers Act of 1940. Mr. Mario J. Gabelli is the Chairman of the Board of Directors of Gabelli Asset Management Inc. ("GBL"), which is the indirect majority owner of the Advisor. As a result, Mr. Gabelli may be deemed to be a "controlling person" of the Advisor. As of December 31, 2004, the Advisor and its affiliate, Darien Associates, served as investment advisor for assets aggregating in excess of $0.9 billion. The Advisor is an affiliate of GBL which, through its affiliates, including the Advisor, acts as an investment manager, administrator or advisor for assets aggregating in excess of $28.7 billion as of December 31, 2004.

Pursuant to an Advisory Agreement for each of the Portfolios, the Advisor manages the Portfolio's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general supervision of the Board of Directors of the Fund.

On February 16, 2005, the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Portfolios or the Advisor, approved the continuance of the Advisory Agreements for each of the Portfolios for a term beginning April 1. The Advisory Agreements may be continued in force for successive twelve-month periods, provided that such continuance is specifically approved annually by a majority vote of the each Portfolio's outstanding voting securities or by the Board of Directors, and in either case by a majority of the directors who are not parties to the Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

         In determining whether to approve the continuance of each of the Advisory Agreements, the Directors considered the following information:

         1) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR.

         The Directors reviewed in detail the nature and extent of the services provided by the Advisor under the Advisory Agreements and the quality of those services over the past year. The Directors noted that these services included managing the investment program of the Portfolios, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Advisor also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for each Portfolio, net asset value determinations, yield calculations and monitoring to assure compliance with stated investment policies and restrictions, including the requirements of Rule 2a-7 and the other provisions of the 1940 Act. The Directors also considered that the Advisor paid for all compensation of officers and Directors of the Fund that were affiliated with the Advisor and that the Advisor further provided a substantial level of services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Directors evaluated these factors based on their direct experience with the Advisor and in consultation with Fund counsel. The Directors noted that the Advisor that engaged, at its expense, PFPC, Inc. to assist it in performing certain of its administrative functions. The Directors concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor, either directly or through PFPC, Inc. had not diminished over the past year and that the quality of service continued to be high. The Directors reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Advisor, that (i) the Advisor was able to retain quality personnel, (ii) the Advisor and its affiliates exhibited a high level of diligence and attention to detail in carrying out its advisory and administrative responsibilities under the Advisory Agreements, (iii) the Advisor was responsive to requests of the Directors and (iv) the Advisor had kept the Directors apprised of developments relating to each Portfolio and the industry in general. The Directors also focused on the Advisor's reputation and long-standing relationship with the Fund and, in particular, the experience of the Advisor in managing money-market funds.

         2) THE PERFORMANCE OF THE FUND AND THE ADVISOR.

         The Directors reviewed the performance of each Portfolio, both on an absolute basis and as compared to its Lipper peer group. The Directors considered each Portfolio's one, three and five year average annual total return for the periods ended 12/31/04, but placed greater emphasis on a Portfolio's longer term record. The peer groups considered by the Directors were, for the U.S. Treasury Money Market Fund - institutional and retail no-load U.S. treasury money market funds with assets between $50 million and $350 million; for the Domestic Prime Money Market Portfolio - institutional and retail no-load money market funds with assets between $250 million and $500 million; and for the Tax Exempt Money Market Portfolio - institutional and retail no-load tax-exempt money market funds with assets between $50 million and $400 million (the "Peer Group"). Each Portfolio's performance against the Peer Group was used by the Directors to provide an objective comparative benchmark against which the Portfolio's performance could be assessed. The Directors considered these comparisons as helpful in their assessment as to whether the Advisor was obtaining for the Portfolios' shareholders the total return performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. The Directors concluded that, as each Portfolio had achieved superior total return performance as compared to its peer group, particularly over the longer term, the performance of the Portfolios, and of the Advisor in securing that performance, was excellent. In connection with its assessment of the performance of the Advisor, the Directors considered the Advisor's financial condition and whether it has the resources necessary to continue to carry out its functions under the Advisory Agreements. The Directors took into account, in this regard, the payments made by the Advisor, from its own resources, to Participating
Organizations in connection with services provided by Participating Organizations to their clients who invest in the Portfolios. The Directors concluded that the Advisor had the financial resources necessary to continue to perform its obligations under the contracts and to continue to provide the high quality services that it has provided to the Portfolios to date.

         3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISOR AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

         In connection with the Director's consideration of the level of the advisory fee, the Directors considered a number of factors. First, the Directors compared the level of the advisory fee for each Portfolio against the advisory fee charged by funds in the Peer Group. The Directors also considered comparative non-management fee expenses and comparative total fund expenses of the Portfolios and each Peer Group. The Directors considered this information as useful in assessing whether the Advisor was providing services at a cost that was competitive with other similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Directors noted that each Portfolio operated pursuant to an expense limitation agreement with the Advisor wherein the Advisor had agreed to waive a portion of its fee or reimburse a Portfolio for a portion of its expenses necessary to limit the Portfolio's total operating expenses to the level set forth in the Fund's prospectus. The Directors noted that both the advisory fees and the operating expenses of the Portfolios compared favorable with the Peer Group and that, after waivers, the advisory fees were amongst the lowest in the Peer Groups. The Directors also took into account the fee charged by the Advisor to provide similar advisory services to separate accounts, noting that the Advisor charged lower fees for providing these separate account services than the advisory fee charged in connection with the management of the Portfolios. In this regard, the Directors considered the far less burdensome regulatory regime involved in connection with the provision of management services to separate accounts as compared to the provision of advisory services to registered investment companies. In particular, the Directors considered that the requirements of Rule 2a-7 were not applicable to separate accounts. The Directors also noted that the Advisor did not manage any other registered investment companies that were money market funds.

         The Directors also considered the profitability to the Advisor of its relationship with the Fund. In this regard the Directors reviewed Pro-forma Income Statements of the Advisor for the year ended December 31, 2004. The Directors considered one analysis for the Advisor as a whole, and a second analysis for the Advisor with respect to the Fund. With respect to the Fund analysis, the Directors received an analysis which considered revenues received by the Advisor under the Advisory Agreements as well as a second analysis which included revenues received by the Advisor under the Advisory Agreements as well as revenues received by the Advisor's affiliate under the Administration Agreements. In this regard, the Directors took into consideration that the overwhelming majority of each Portfolio's assets are from clients of Participating Organizations which use the Portfolios as sweep vehicles for outstanding cash balances in their client's accounts and that the Advisor pays these Participating Organizations servicing fees in an amount equal to the advisory fees received from the Portfolios with respect to these assets. The Directors concluded that the profitability of the Fund to the Advisor under either analysis was not excessive.

         4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

         With respect to the Directors' consideration of economies of scale, the Directors discussed with the Advisor whether economies would be realized by it in its management of the Portfolios at higher asset levels, which asset levels were reasonably expected to be achievable in the near future. The Directors also reviewed data from the Peer Group to assess whether the Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Directors also assessed whether certain of the Advisor's costs would increase if asset levels rise. In particular, the Directors noted that the Adviser and its affiliates would be required to pay increased servicing fees as assets rise to Participating Organizations. The Directors concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Portfolios were to experience significant asset growth. In the event there were to be significant asset growth in the Portfolios, the Directors determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

         5) OTHER FACTORS.

         In addition to the above factors, the Directors also discussed the compensation payable by the Fund to affiliates of the Advisor for administrative services. The Directors also discussed the Advisor's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the provision of brokerage and research services to the Advisor by such brokers and dealers. In addition, the Directors acknowledged the importance of relationships with Participating Organization to the Portfolios and that management of the Advisor was crucial in maintaining those relationships.

         Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that each Portfolio's advisory fee was fair and reasonable with respect to the quality of services that the Advisor provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Set forth below as a percentage of average daily net assets are the advisory fees paid to the Advisor by each Portfolio pursuant to the Advisory Agreements: the U.S. Treasury Portfolio, 0.30%; Domestic Prime Portfolio, 0.30%; Tax Exempt Portfolio, 0.30%; Limited Term Portfolio, 0.45%; and Tax Exempt Limited Term
Portfolio, 0.45%. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Fund shares.


                     ADVISORY FEES PAID BY THE FUND FOR THE
                          FISCAL YEARS ENDED OCTOBER 31

                                       2004                       2003                     2002
                                       ----                       ----                     ----
Domestic Prime Money                $1,263,138                 $1,582,358                 $1,643,730
Market Portfolio

Tax Exempt Money                     $639,862                   $766,922                   $784,393
Market Portfolio

U.S. Treasury Money                  $183,041                   $227,365                   $262,174
Market Portfolio

Additionally, the Advisor has contractually agreed to limit expenses of the Portfolios to the extent necessary to maintain Total Annual Fund Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense limitation agreement will continue until at least October 31, 2005 and will automatically renew for successive one-year periods thereafter unless terminated by the Fund or the Advisor upon 60 days' notice to the other party. For the year ended October 31, 2004, the Advisor reimbursed the Fund's Money Market Class in the amount of $881,200, $368,939 and $144,981 for the Domestic Prime Portfolio, the Tax Exempt Portfolio and the U.S. Treasury Portfolio, respectively.

None of these amounts, for the fiscal years ended October 31, 2004, 2003 and 2002, were voluntarily and irrevocably waived by the Advisor for any of these Portfolios. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio have not commenced operations. The Advisor may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fees for purposes of shareholder and administrative services and distribution of the Fund's shares pursuant to the Fund's Distribution and Service Plans.

                                SERVICE PROVIDERS

ADMINISTRATOR. The administrator for the Fund is Gabelli Funds, LLC (the "Administrator"). Pursuant to the Administration Agreement for each of the Portfolios, the Administrator provides all management and administrative services reasonably necessary for the Fund, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors. Because of the services rendered the Fund by the Administrator and the Fund's Advisor, the Fund itself may not require any employees other than its officers, none of whom receive compensation from the Fund.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of each Portfolio, (ii) 0.065% of the next $250 million of aggregate average daily net assets of each Portfolio, (iii) 0.055% of the next $250 million of aggregate average daily net assets of each Portfolio, and (iv) 0.050% of all aggregate average daily net assets of each Portfolio over $1 billion.

Under the Administration Agreement for each Portfolio, the Administrator provides all administrative services, including, without limitation: (i)
providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Advisor; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian;
(iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectuses and SAI in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, prepares the Fund's tax returns, and prepares reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws;
(v) preparing notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board of Directors; (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectuses; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

SUB-ADMINISTRATOR. The Administrator has entered into a Sub-Administration Contract with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore
Road,   King  of   Prussia,   Pennsylvania,   19406,   pursuant   to  which  the
Sub-Administrator provides certain administrative services necessary for the Fund's operations but which do not concern the investment advisory and portfolio management services provided by the Advisor. For such services and the related
expenses   borne  by  the   Sub-Administrator,   the   Administrator   pays  the
Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of the Fund and certain other affiliated funds under its administration managed by the Administrator as follows: up to $10 billion -
..0275%; $10 billion to $15 billion - .0125%; over 15 billion - .01%. The Sub-Administrator's fee is paid by the Administrator and will result in no additional expense to the Fund.

CUSTODIAN. Custodial Trust Company ("Custodian"), 101 Carnegie Center, Princeton, New Jersey, 08540, acts as the U.S. and international custodian for the Fund. It is responsible for maintaining the books and records of the Fund's portfolio securities and cash, and the Fund's portfolio transaction records. The Custodian does not assist in and is not responsible for investment decisions involving assets of the Fund.

TRANSFER AGENT. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts, 02110, performs the services of transfer agent and dividend-disbursing agent for the Fund.

The Fund may enter into additional agreements with entities to provide additional administration and transfer agency services to investors of the Portfolios who are customers of such entities for an agreed upon fee.

COUNSEL. Paul, Hastings, Janofsky and Walker LLP, 75 East 55th Street, New York, New York 10022, serves as the Fund's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the Fund's independent registered public accounting firm. Ernst & Young LLP provides audit services and assistance in connection with certain SEC filings.

                              FINANCIAL STATEMENTS

The audited financial statements for the Fund as of and for the year ended October 31, 2004 and the Report of Ernst & Young LLP thereon, are incorporated herein by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge by calling 800-GABELLI.

                                      TAXES

The following is a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. This summary is not intended to be a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Each of the active Portfolios of the Fund has qualified under Subchapter M of the Code as a regulated investment company. Each Portfolio will be treated as a separate corporation and generally will have to comply with the qualifications and other requirements applicable to regulated investment companies without regard to other Portfolios. The Portfolios intend to continue to qualify as regulated investment companies. Qualification relieves the Portfolios of federal income taxes on net investment company income and long-term capital gains distributed to their shareholders, provided that at least 90% of their investment company taxable income and 90% of their net tax exempt interest income is distributed and numerous other requirements are satisfied. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income and tax exempt net interest income.

The Portfolios must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of that Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which that Portfolio controls and which are engaged in the same or similar trades or businesses.

In addition to satisfying the requirements described above, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and any distributions would be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current or accumulated earnings and profits.

The Code imposes a nondeductible 4% excise tax on a Portfolio unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. Avoiding this excise tax requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year. The Fund believes that this provision will not have any material impact on any Portfolio.

The Fund has adopted a policy of declaring dividends daily in an amount based on its net investment income. The amount of each daily dividend may differ from actual net investment income calculated in accordance with federal income tax principles. Dividend distributions will be made on the twentieth day of each month. Dividends paid from taxable income, and distributions of any realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund, except certain qualifying dividends may be eligible for taxation at lower rates for non-corporate holders. It is not expected that any income distributions from the Portfolios will qualify for the dividends received deduction for corporations.

The Code permits tax exempt interest distributed by a regulated investment company to flow through as exempt interest dividends to its shareholders, provided that at least 50% of the value of its total assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is exempt from tax under Section 103(a) of the Code. The Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio intend to satisfy this 50% requirement in order to permit their distributions attributable to tax exempt interest to be treated by their shareholders as exempt interest dividends for federal income tax purposes. Distributions of exempt interest dividends are not subject to regular federal income taxes, but may be subject to the alternative minimum tax. Dividends declared by the Fund from taxable income in October, November or December of a calendar year will be treated as received by shareholders on December 31 of such calendar year (and subject to tax in the shareholder's tax year in which such date occurs) for federal income tax purposes, notwithstanding actual receipt of the dividend in the following calendar year. Distributions of net realized capital gains (offset by any capital loss carry forwards) are made in October and, if necessary, to meet applicable distribution requirements, shortly after October 31, the Portfolios' fiscal year-end, except that the U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Portfolio include net short-term capital gain in their daily declarations of income.

Distributions derived from interest on certain private activity bonds that are exempt from regular federal income tax are tax preference items that may subject individual or corporate shareholders to liability (or increased liability) under the alternative minimum tax. However, at least 80 percent of the net assets of the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio will be invested in municipal obligations, the interest income on which is not treated as a tax preference item under the alternative minimum tax. In addition, because 75% of the difference between adjusted current earnings (including, generally, tax exempt income) and alternative minimum taxable income (determined without regard to this item) is an addition to the corporate alternative minimum tax base, all distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax.

In certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on passive investment income, including exempt interest. For social security recipients, interest on tax exempt bonds, including tax exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of social security benefits includible in gross income.

With respect to the variable rate demand instruments and participation certificates, the Fund should be treated for federal income tax purposes as the owner of an interest in the underlying debt obligations and that the interest received will be tax exempt to the Fund to the same extent that the interest on the underlying obligations will be tax exempt. The IRS has announced that it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and, as a result, the IRS could reach a conclusion different from that set forth herein.

The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, New York and Maryland tax regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.

Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws. Some states exempt distributions received from the Fund from state personal income tax to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.

With respect to the U.S. Treasury Portfolio, states generally provide for a pass-through of the state and local income tax exemption afforded under federal law to direct owners of U.S. government obligations, subject to such Portfolio's compliance with certain state notice and investment threshold requirements. It is expected that dividends from the U.S. Treasury Portfolio that are derived from interest earned on U.S. government obligations generally will be treated for state and local income tax purposes as if the investor directly owned a proportionate share of the U.S. government obligations held by that Portfolio. Therefore, since the income on U.S. government obligations in which the U.S. Treasury Portfolio invests is exempt from state and local income taxes under federal law, dividends paid by that Portfolio that are derived from such interest will also be free from state and local income taxes. To the extent required by applicable state laws and within any applicable time period following the end of the Fund's taxable year, the Fund intends to send each shareholder a tax information notice describing the federal and state tax status of dividends paid to investors for the prior tax year.

Shareholders should review with their tax advisors the state and local income tax consequences of the Fund's investing in certain investments issued by agencies and instrumentalities of the U.S. government and in repurchase and reverse repurchase agreements and of the Fund's engaging in securities loans.

The exemption from state and local income taxation, if available, does not preclude states from assessing other taxes, such as personal property taxes and estate and inheritance taxes, on the value of an investor's shares in the U.S. Treasury Portfolio. In addition, states may impose taxes on capital gains distributed by such Portfolio and may include the value of Portfolio shares and the income attributable thereto in the measure of state or municipal franchise taxes imposed on a corporate investor's privilege of doing business in the state or municipality or other such tax bases.

If the Fund acquires debt instruments that were originally issued at a discount, e.g., zero coupon bonds, for purposes of determining its distribution requirements it will be required to include annually in gross income or, in the case of tax-exempt instruments issued at a discount, in tax-exempt income, a portion of the original issue discount that accrues over the term of the obligation regardless of whether the income is received by the Fund. To insure that the Fund has sufficient cash to meet this distribution requirement, the Fund may borrow funds on a short-term basis or sell certain investments. However, since the Fund expects that a substantial percentage of its dividends will be reinvested, and since dividends that are declared and automatically reinvested satisfy the distribution requirement, the Fund expects to satisfy the distribution requirement even if it owns obligations with original issue discount. Shareholders will realize taxable income on the automatic reinvestment of dividends attributable to original issue discount on taxable obligations.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that any Portfolio will qualify under the Code to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by a Portfolio that is not attributable to original issue discount or accrued market discount will be long-term capital gain. However, gain on the disposition of a bond (including municipal obligations) purchased at a market discount generally will be treated as taxable ordinary income, rather than capital gain, to the extent of any accrued market discount. For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Capital gain dividends will be designated as such in a written notice to investors mailed not later than 60 days after a Portfolio's taxable year closes. If any net capital gains are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by such Portfolio, the Portfolio will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will be required to report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Portfolio on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Portfolio shares by the difference between the amount of such includable capital gains and the tax deemed paid. Distributions of net capital gains are not eligible for the dividends received deduction.

A shareholder may also recognize a taxable gain or loss if the shareholder sells or redeems shares. Any gain or loss arising from (or treated as arising from) the sale or redemption of shares will be a capital gain or loss, except in the case of a dealer in securities. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long term capital gains of non-corporate shareholders are taxable at a maximum rate of 15% (10% if the non-corporate shareholder is, and would be after accounting for such gains, eligible for the 10% or 15% tax bracket for ordinary income) for shareholders who have a holding period of more than 12 months. Corresponding maximum rate and holding period rules apply with respect to capital gains dividends distributed by the Fund, without regard to the length of time the shares have been held by the shareholder. The Portfolios will advise shareholders as to what portion of their distributions will be treated as long term capital gains. The deduction of capital losses is subject to limitations.

If a shareholder receives a capital gain dividend and sells shares after holding them for six months or less (not including as part of the period held, periods during which the shareholder holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend. Any short-term capital loss realized by shareholders upon the redemption of shares of the Tax Exempt Portfolio or the Tax Exempt Limited Term Portfolio within six months from the date of their purchase (not including as part of the period held any period during which the shareholder holds an offsetting position) will be disallowed to the extent of any exempt interest dividends received during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

Shareholders are required to report tax exempt interest (including exempt interest dividends) on their federal income tax returns. Redemptions of shares, including exchanges for shares of another Portfolio, may result in tax consequences (gain or loss) to shareholders and are also subject to reporting requirements.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio will not be deductible for federal income tax purposes. In addition, interest incurred or continued to purchase shares of the other Portfolios is generally treated as investment interest, and in the case of non-corporate taxpayers is deductible only to the extent of net investment income. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

The Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are substantial users (or persons related thereto) of facilities financed by such obligations. The Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio have not undertaken and will not undertake any investigation as to the users of the facilities financed by tax exempt bonds in their portfolios.

The U.S. Supreme Court has determined that there is no constitutional prohibition against the federal government's taxing the interest earned on municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on municipal bonds in accordance with
Section 103 of the Code.

The Portfolios will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of the Portfolios may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Portfolios with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Shareholders should provide the Portfolios with their taxpayer identification numbers and corporate shareholders should certify their exempt status in order to avoid possible unnecessary application of backup withholding. Backup withholding is not an additional tax and any amounts withheld thereunder may be credited to a shareholder's ultimate U.S. tax liability, if the appropriate documents are provided.

In January of each year (or earlier, if necessary to satisfy state and local income tax notice requirements), the Portfolios will issue to each shareholder a statement of the federal income tax status of all distributions, including: in the case of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, a statement of the percentage of the prior calendar year's distributions which the respective Portfolio has designated as tax exempt, the percentage of such tax exempt distributions treated as a tax preference item for purposes of the alternative minimum tax, and the source on a state-by-state basis of all distributions; and, in the case of the U.S. Treasury Portfolio, all applicable state and local income tax information.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by such person, where such amounts are treated as income from U.S. sources under the Code.

The federal, state and local income tax rules that apply to the Fund and its shareholders have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse affect on the Fund and its investors for federal and/or state and local tax purposes. Shareholders should consult their tax advisors about the application of the provisions of federal, state and local tax law described in this statement of additional information in light of their particular federal and state tax situations.


                        PURCHASE, REDEMPTION AND EXCHANGE

Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422, acts as the Fund's distributor pursuant to its Distribution Agreement with the Fund. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis. The material relating to the purchase, redemption and exchange of Fund shares in the Prospectuses is incorporated herein by reference and investors should refer to the Prospectuses for information relating to these areas.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income is declared as dividends daily and paid monthly; if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Substantially all the realized net capital gains for the Portfolios, if any, are declared and paid on an annual basis (except for net short-term capital gains for the Money Market Portfolios). Dividends are payable to shareholders of record at the time of declaration.

Dividends of each Portfolio are automatically reinvested in additional Portfolio shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value at 12:00 noon (Eastern
Time) for Money Market Portfolios and at 4:00 pm for the Limited Term and the Tax-Exempt Limited Term Portfolio. Shares of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio earn dividends on the business day their purchase is effective but not on the business day their redemption is effective (see "Purchase of Shares" and "Redemption of Shares" in the Fund's Prospectuses).

                        DETERMINATION OF NET ASSET VALUE

Net asset value ("NAV") per share for each class of each Portfolio is determined by subtracting from the value of such class's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Money Market Portfolio value all portfolio securities by the amortized cost method in accordance with Rule 2a-7 under the 1940 Act. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained.

The Money Market Portfolios utilize the amortized cost method of valuation. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Money Market Portfolios to deviate more than l/2 of l% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Directors has established procedures to stabilize, to the extent reasonably possible, the Money Market Portfolios' net asset value at $l.00 per share. These procedures include a review of the extent of any deviation of net asset amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board of Directors will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Money Market Portfolio (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less, (ii) will not purchase any instrument with an effective maturity greater than 397 days, (iii) will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, (iv) and will comply with certain reporting and recordkeeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities meet the high quality criteria (see "Investments and Investment Techniques Common to Two or More Portfolios" above).

For purposes of determining the net asset value per share of each of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Advisor.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their representative exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

The Portfolios may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities would, if such developments had been reflected in such principal markets, have more than a minimum effect on the Portfolios' net asset value per share, the Portfolios may fair value such portfolio securities based on available market information as of the time each Portfolio determines its net asset value.

NYSE CLOSINGS. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and

Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Portfolios compute net asset value as follows: the U.S. Treasury Portfolio, Domestic Prime Portfolio and the Tax Exempt Portfolio, 12:00 noon. (Eastern
Time) and at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m.; the Limited Term Portfolio and Tax Exempt Limited Term Portfolio, 4:00 p.m. (Eastern Time). The days on which a Portfolio's net asset value is determined are its business days, except that the net asset value may not be computed for a Portfolio class on a day in which no orders to purchase, sell or redeem class shares have been received or on the holidays listed herein. In addition, on certain days that the New York Stock Exchange is closed, each Portfolio, at the discretion of the Advisor may be open for purchases, redemptions, and the determination of such Portfolio's net asset value.

                           DESCRIPTION OF COMMON STOCK

The Fund was incorporated in Maryland on August 17, 1987. The Fund was formerly named the Gabelli-O'Connor Treasurer's Fund, Inc. At a meeting of the shareholders held on March 6, 1989, the shareholders of the Fund voted to amend the Amended Articles of Incorporation to change the name of the Fund to The Treasurer's Fund, Inc. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one tenth of one cent ($.001) per share ("Common Stock"). The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. The Board of Directors currently has authorized the division of the unissued shares into five series of Common Stock, one for each of the Portfolios. In addition, each of the Money Market Portfolios has been divided into two classes of shares. Shares of all series and classes will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series or class. Each share of any series or class of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

                               DISTRIBUTION PLANS

The Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund (the "Plans"). Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. Although there are no fees or expenses chargeable to the Fund under the Plans, the Fund's Board of Directors has adopted the Plans in case certain expenses of the Fund might be considered to constitute indirect payments by the Fund of distribution expenses. If a payment by the Fund to the Advisor of advisory fees should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments would be authorized under the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Portfolio's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for that year.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Advisor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Advisor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which had restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The new legislation grants banks new authority to conduct certain authorized activity through financial subsidiaries. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

The Plans provide that they may continue in effect for successive annual periods provided they are approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans, or in the agreements related to the Plans. On February 16, 2005, the Board of Directors approved the continuance of all of the Plans until February 2006. The Plans for the Domestic Prime Portfolio and Tax Exempt Portfolio were approved by a majority of the affected Portfolio's shareholders at the annual meeting on March 6, 1989. The Plan for the U.S. Treasury Portfolio was approved by a majority of that Portfolio's shareholders on March 14, 1991. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plans without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plans may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders. Although there are no fees or expenses chargeable to the Fund under the Plans, for the fiscal year ended October 31, 2004, the Advisor made payments under the Plans to or on behalf of participating organizations in the amount of $ 692,468.76 with regard to the U.S. Treasury Portfolio, Tax Exempt Portfolio and Domestic Prime Portfolio, (representing 0.10% of the average daily net assets of certain accounts within each of those Funds) Although these payments were not made by the Portfolio, each may be deemed an indirect payment by the Portfolio.

                                    BROKERAGE

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for such purchases. Any transactions for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations. The Advisor does not allocate brokerage in recognition of sales of Fund shares by Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Advisor or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Advisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Advisor or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Advisor or its affiliates.

                 RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS
                      MUNICIPAL AND CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S  INVESTORS  SERVICE,  INC.'S MUNICIPAL AND CORPORATE BOND
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A posses favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flow of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short-term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

Moody's also provides credit ratings for tax exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

     DESCRIPTION OF STANDARD & POOR'S CORPORATION'S MUNICIPAL AND CORPORATE
                                  BOND RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CC, CCC -- Bonds rated BB, B, CC, CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- Bonds rated C are income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                  UNRATED BONDS

Bonds which are unrated expose the investor to risks with respect to the issuer's capacity to pay interest and principal which are similar to the risks of rated obligations. The safety of an investment in an unrated obligation, therefore, is more reliant as a general proposition on an investment advisor's judgment, analysis and experience than an investment in a higher rated obligation.

                            COMMERCIAL PAPER RATINGS

      DESCRIPTION OF STANDARD & POOR'S CORPORATION'S TWO HIGHEST COMMERCIAL
                                 PAPER RATINGS:

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST
                            COMMERCIAL PAPER RATINGS:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

                            MONEY MARKET FUND RATINGS

        DESCRIPTION OF STANDARD & POOR'S CORPORATION'S TWO HIGHEST MONEY
                              MARKET FUND RATINGS:

AAAm -- Safety is excellent for money market funds with this rating. Capacity to maintain principal value and limit exposure to loss is superior.

AAm -- Safety is very good for money market funds with this rating. They have a strong capacity to maintain principal value and limit exposure to loss.

       DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST MONEY
                              MARKET FUND RATINGS:

Aaa -- Money market funds rated Aaa have superior quality assets and management.

Aa -- Money market funds rated Aa have strong quality assets and management.

                            PART C: OTHER INFORMATION

Item 22.          EXHIBITS

                   (a)(1) Articles of Amendment and Restatement dated March 16, 1989, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on February 27, 1998 (Accession No.0001005477-98-000598) ("Post-Effective
                           Amendment No. 18").

                   (a)(2) Articles Supplementary dated February 25, 2000, are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on February 29, 2000 (Accession No.0000927405-00-000073) ("Post-Effective Amendment
                           No. 21").

                  (b) Registrant's By-laws are incorporated by reference to Post-Effective Amendment No. 18.

                  (c)      Not Applicable.

                  (d)(1) Advisory Agreement between the Registrant on behalf of the Domestic Prime Money Market Portfolio, and Gabelli Fixed Income LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(2) Advisory Agreement between the Registrant on behalf of the U.S. Treasury Money Market Portfolio, and Gabelli Fixed Income LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(3) Advisory Agreement between the Registrant on behalf of the Tax Exempt Money Market Portfolio, and Gabelli Fixed Income LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(4) Advisory Agreement between the Registrant on behalf of the Limited Term Portfolio, and Gabelli Fixed Income LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(5) Advisory Agreement between the Registrant on behalf of the Tax Exempt Limited Term Portfolio and Gabelli Fixed Income LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(6) Expense Limitation Agreement, dated November 1, 2004 is filed herewith.

                  (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated March 1, 2000, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001 (Accession No.0000935069-01-000135)("Post-Effective Amendment
                           No. 23").

                  (f)      Not Applicable.

                  (g) Custody Agreement between Registrant and Custodial Trust Company, dated November 19, 1987, is incorporated by reference to Post-Effective Amendment No. 18.

                  (h)(1) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated July 28, 1997, is incorporated by reference to Post-Effective Amendment No. 18.

                  (h)(2) Administration Agreement between the Registrant and Gabelli Funds, LLC, dated April 14, 1997, is incorporated by reference to Post-Effective Amendment No. 18.

                  (i) Opinion and Consent of Counsel regarding the legality of the securities being registered is incorporated by reference to Post-Effective Amendment No. 23.

                  (j)(1) Consent of Independent Registered Public Accounting Firm is filed herewith.

                  (j)(2)   Consent of Counsel is filed herewith.

                  (j)(3)   Powers of Attorney for Felix J.  Christiana,  Anthony
                           J. Colavita, Richard N. Daniel, Dr. Robert C. Kolodny, Karl Otto Pohl, Anthony R. Pustorino, Dr. Werner J. Roeder, Anthonie C. van Ekris and Mary E. Hauck are incorporated by reference to Post-Effective Amendment No. 18.

                  (j)(4) Power of Attorney for Arthur V. Ferrara dated December 31, 2001, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the SEC via EDGAR on January 30, 2002 (Accession No. 0000935069-02-000054).

                  (j)(5) Power of Attorney for Robert J. Morrissey dated March 12, 2003, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed with the SEC via EDGAR on February 27, 2004 (Accession No. 0000935069-04-000279)
                           ("Post-Effective Amendment No. 26).

                  (k) Annual report for the fiscal year ended October 31, 2004 is incorporated by reference to Registrant's N-CSR as filed with the SEC via EDGAR on January 4, 2005 (Accession No. 0000935069-05-000019).

                  (l) Written assurance of Thomas E. O'Connor that his purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on May 11, 1990.

                  (m) Distribution and Service Plans pursuant to Rule 12b-1, for each portfolio of the Registrant, dated March 1, 2000, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement as filed with the SEC via EDGAR on February 28, 2003 (Accession No. 0000935069-03-000238).

                  (n)      Rule  18f-3  Multi-Class  Plan  is  incorporated   by
                           reference to  Post-Effective Amendment No. 21.

                  (o)      Not Applicable.

                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement as filed with the SEC via EDGAR on December 29, 2004 (Accession No.
                           0000935069-04-002249

Item 23.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 24.          INDEMNIFICATION

                  Reference is made to Article Eighth of Registrant's Articles of Amendment and Restatement.

                  Subject to the requirements of the Investment Company Act of 1940 and rules promulgated thereunder, as from time to time amended, to the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who at the request of the Corporation, serve and have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities.

                  The  Registrant  hereby  undertakes  that  it will  apply  the indemnification provisions of its Articles of Amendment and Restatement, its By-laws, its Advisory Agreements, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act.

Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli  Fixed  Income  LLC (the  "Adviser")  is a  registered
                  investment   adviser  providing   investment   management  and
                  administrative services to the Registrant.

                  The description of the Adviser under the caption "Management of the Portfolios" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.


Item 26.          PRINCIPAL UNDERWRITER

                  (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Westwood Funds.


                  (b) The information required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c)      Not Applicable.

Item 27.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                   1. Gabelli Fixed Income LLC
                      One Corporate Center
                      Rye, New York 10580-1422

                  2.  PFPC Inc.
                      99 High Street, 27th Floor
                      Boston. Massachusetts 02110

                  3.  PFPC Inc.
                      760 Moore Road
                      King of Prussia, Pennsylvania 19406

                  4.  Custodial Trust Company
                      101 Carnegie Center
                      Princeton, NJ 08540

                  5.  Boston  Financial Data  Services,  Inc.
                      Two Heritage Drive
                      North Quincy, Massachusetts 02171.

Item 28.          MANAGEMENT SERVICES

                  Not Applicable.

Item 29.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE TREASURER'S
FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 25th of February, 2005.

                                                    THE TREASURER'S FUND, INC.


                                                    By:      /S/ RONALD S. EAKER
                                                             -------------------
                                                             Ronald S. Eaker
                                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                               DATE

/S/ RONALD S. EAKER                         President and Chief                 February 25, 2005
-----------------------------
Ronald S. Eaker                             Investment Officer

/S/ JUDITH RANERI                           Secretary                           February 25, 2005
-----------------------------
Judith Raneri

*                                           Director                            February 25, 2005
-----------------------------
Anthony J. Colavita

*                                           Director                            February 25, 2005
-----------------------------
 Arthur V. Ferrara

*                                           Director                            February 25, 2005
-----------------------------
Mary E. Hauck

*                                           Director                            February 25, 2005
-----------------------------
Robert C. Kolodny, M.D.

*                                           Director                            February 25, 2005
-----------------------------
Robert J. Morrissey

*                                           Director                            February 25, 2005
-----------------------------
Karl Otto Pohl

*                                           Director                            February 25, 2005
-----------------------------
Anthony R. Pustorino

*                                           Director                            February 25, 2005
-----------------------------
Werner J. Roeder

*                                           Director                            February 25, 2005
-----------------------------
Anthonie C. van Ekris



*By:     /S/ RONALD  S. EAKER
         --------------------
         Ronald S. Eaker
         Attorney-in-Fact


                              SCHEDULE OF EXHIBITS


         EXHIBIT NO.    DESCRIPTION



         22(d)(6)       Expense Limitation Agreement, dated November 1, 2004

         22(j)(1)       Consent of Independent Registered Public Accounting Firm

         22(j)(2)       Consent of Counsel